UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – May 31, 2010

Item 1: Reports to Shareholders

Vanguard California Tax-Exempt Funds
Semiannual Report

May 31, 2010

Vanguard California Tax-Exempt Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

> In an environment of short-term interest rates just above zero, Vanguard California Tax-Exempt Money Market Fund returned 0.05% for the six months ended May 31, 2010; this result was above the average return of competitive state funds.

> The Investor Shares of Vanguard California Intermediate-Term Tax-Exempt Fund returned 3.40%, ahead of the benchmark index and the average return of peer funds.

> Vanguard California Long-Term Tax-Exempt Fund returned 4.22% for Investor Shares, outpacing the fund’s benchmark but trailing the average return of competitors.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	9
California Tax-Exempt Money Market Fund.	12
California Intermediate-Term Tax-Exempt Fund.	28
California Long-Term Tax-Exempt Fund.	57
About Your Fund’s Expenses.	79
Trustees Approve Advisory Arrangement.	81
Glossary.	82

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended May 31, 2010
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard California Tax-Exempt Money
Market Fund	0.14%	0.24%	0.05%	0.00%	0.05%
California Tax-Exempt Money Market Funds
Average					0.01
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	3.13%	5.38%	1.93%	1.47%	3.40%
Admiral™ Shares	3.21	5.52	1.97	1.47	3.44
Barclays Capital 7 Year Municipal Bond Index					2.66
California Intermediate Municipal Debt Funds
Average					3.17
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	3.75%	6.45%	2.22%	2.00%	4.22%
Admiral™ Shares	3.83	6.59	2.26	2.00	4.26
Barclays Capital 10 Year Municipal Bond Index					3.46
California Municipal Debt Funds Average					4.73
California Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the California Tax-Exempt Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder:

Municipal bonds performed well in the six months ended May 31, even as serious budget shortfalls at the state and local levels continued to take center stage nationwide. As you know, California seems to be in the spotlight more often than most.

Confidence in your state’s ability to make it through these difficult times can be seen in investors’ continuing acceptance of California bonds, which have produced solid returns for both the California Intermediate-Term Tax-Exempt Fund and the California Long-Term Tax-Exempt Fund, whose Investor Shares returned 3.40% and 4.22%, respectively, for the half-year. Both funds solidly outperformed their benchmark indexes. The intermediate-term fund also topped the average return of competitor funds, while the long-term fund trailed its peers.

At the short-term end of the interest rate spectrum, Federal Reserve policy—aimed at stimulating the economy—anchored both taxable and tax-exempt money market rates and returns near zero. Vanguard California Tax-Exempt Money Market Fund returned only 0.05%, but the fund’s low expenses helped it stay ahead of the average return of its peer group.

Yields for the Vanguard California bond funds dipped during the six-month period (in fact, many tax-exempt yields hovered near four-decade lows) as investors’ search for higher yields lifted prices for intermediate-term bonds and, for the longest-term bonds, strong demand faced a supply reduction. For Investor Shares, the Intermediate-Term Fund’s yield slid to 3.13% from 3.29%, and the Long-Term Fund’s yield fell to 3.75% from 3.95%. The Tax-Exempt Money Market Fund’s yield was little changed (0.14% versus 0.17%). As shown on page 1, the taxable-equivalent yield of each fund was higher.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Money Market Fund had some exposure to these securities, but the Intermediate-Term and Long-Term Funds did not.

Surprising developments, fast-changing sentiment
For most of the past six months, corporate and municipal bonds were the fixed income market’s best performers, although returns were generally tepid compared with last year’s exceptional rally. Municipal bonds again outpaced the broad taxable bond market. Riskier securities delivered the highest returns, while U.S. Treasury prices drifted lower. These dynamics reflected both optimism that the U.S. economic recovery was gaining traction, enhancing the credit-worthiness of borrowers, and investors’ wide-ranging search for yield in response to record-low short-term interest rates.

Market Barometer
			Total Returns
		Periods Ended May 31, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.08%	8.42%	5.33%
Barclays Capital Municipal Bond Index	3.60	8.52	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.12	2.67

Stocks
Russell 1000 Index (Large-caps)	1.53%	22.33%	0.67%
Russell 2000 Index (Small-caps)	14.84	33.62	2.77
Dow Jones U.S. Total Stock Market Index	2.78	23.49	1.25
MSCI All Country World Index ex USA (International)	-7.74	11.08	4.49

CPI
Consumer Price Index	0.85%	2.02%	2.33%

Toward the end of the period, however, investors—rattled by Europe’s sovereign debt crisis—retreated into U.S. Treasuries. For the full six months, the broad taxable market returned a little more than 2%; municipal securities returned more than 3%.

Amid global stock market turmoil, small-caps were a bright spot
Swift reversals were a theme in the stock market, too. Stock prices rallied at the start of the period, pulled back in January, then surged higher on rapid growth in corporate earnings and pervasive optimism about the strength of the economic recovery. In May, however, as the scope of Europe’s fiscal challenges seemed to expand, stock prices retreated sharply. For the full six months, U.S. stocks returned about 3%. Small-caps, which are less exposed to global turmoil than large-cap multinationals, performed much better than larger stocks.

International stocks posted a weak six-month return. For U.S.-based investors, a strengthening U.S. dollar reduced the value of assets denominated in other currencies.

Firm demand for longer-term munis, less interest in money markets
A variety of market forces worked to the benefit of the municipal bond market during the last six months.

Not surprisingly—given their near-zero return—tax-exempt money market funds continued to experience net cash out-

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Tax-Exempt Money Market
Fund	0.17%	—	0.52%
California Intermediate-Term
Tax-Exempt Fund	0.20	0.12%	0.87
California Long-Term Tax-Exempt
Fund	0.20	0.12	1.06

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended May 31, 2010, the funds’ annualized expense ratios were: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the California Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds.

flows. Some of that cash has been reinvested in longer-term funds, helping to support prices.

The unfolding debt crisis in Greece and other European nations also spurred demand as investors became risk-averse, turning to ultrasafe Treasury securities as well as munis. Notwithstanding the fiscal stress faced by state and local governments, munis are still perceived as relatively safe havens, given their historically low default rates and the ability of many issuers to increase taxes to close funding gaps; this, of course, is one of the steps that California has taken.

Another key driver of tax-exempt bond performance has been the remarkable success of taxable Build America Bonds. Created as part of the massive federal stimulus package in early 2009, these bonds provide a federal subsidy to help reduce state and local governments’ borrowing costs. California has been the largest issuer of Build America Bonds, selling $22 billion of them during the 12 months ended April 30, double the amount sold by the second-largest issuer, New York State.

The issuance of more than $100 billion taxable Build America Bonds nationwide in just over a year has crowded out new tax-exempt issues, causing investors—especially those seeking longer-maturity bonds—to bid up tax-exempt prices (thereby lowering yields). The supply shrinkage has been notable: In the first five months of calendar-year 2010, only about two-thirds of muni issuance was tax-exempt, compared with an average of well above 90% for the January–May period in the last five years.

The Vanguard California bond funds’ results reflected these countrywide dynamics as well as individual security selection. The funds’ returns were about three-quarters of a percentage point above the returns of their respective benchmarks. Both funds’ returns were near the average returns of their peer groups: The Intermediate-Term Fund outpaced its peers while the Long-Term Fund lagged. Your funds’ orientation toward higher credit quality served as a headwind during the period, as lower-quality bonds generally outperformed.

Municipal defaults remain rare, despite financial struggles
The health of state and municipal finances often lags that of the national economy, and this appears to be the case in the current economic cycle—the fiscal conditions of state and local governments are likely to remain fragile for at least another year or longer.

In common with most states, California confronts some of the toughest challenges since the Great Depression as it strives to balance its budget during a slow-paced economic recovery that has driven the state unemployment rate above 12%.

Despite such dilemmas in California and other states, municipal default rates across the United States have remained considerably lower than those of corporate debt.

For more information on the funds’ positioning and performance during the past six months, please see the Advisor’s Report following this letter.

Tune out the noise, and focus on the long term
It’s hard to pick up a newspaper or go online without reading about state and local furloughs, teacher layoffs, and stopgap funding measures—not to mention concerns that weak European economies may stunt global economic growth. Even though many of these developments hit close to home, and may tempt you to respond, don’t let them distract you. Instead, focus on maintaining a portfolio that is appropriately balanced among asset classes and is consistent with your investment goals.

Also, within asset classes, don’t lose sight of the need to diversify your bond holdings, not just your stocks. Recent Vanguard research underscores the benefits of a broadly diversified bond portfolio—regardless of the possible direction of interest rates.

Investment insight

A word about credit ratings
You may have noticed recently that some municipal securities appear to have been upgraded, even while state and local authorities struggle to balance their budgets and meet their obligations.

This apparent improvement resulted from a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies, which have stressed that the changes are not upgrades. Both agencies now rate municipal debt by the same standards they use to rate corporate debt, a change intended to make ratings more comparable across categories of taxable and tax-exempt bonds. For many municipal issuers—including California—the result has been a new rating unrelated to any change in the issuer’s financial conditions. The new ratings are reflected in the Fund
Profile statistics in this semiannual report.

Another consequence of the agencies’ new approach is that their ratings of municipal borrowers are now clustered in a narrower range, making it more difficult for individual investors to discriminate among them. This puts a premium on the type of thorough and independent analysis that Vanguard’s highly experienced team of credit analysts conducts as a matter of course. As they continually monitor all the securities in our funds, and evaluate prospective purchases, our analysts even meet face-to-face with issuers’ representatives to get a solid understanding of creditworthiness. The analysts’
independent judgment provides an exceptionally solid grounding for the high credit quality of our funds.

For higher-tax-bracket investors in the state, Vanguard California Tax-Exempt Bond Funds can help provide diversification with the added advantages of exemption from state income taxes, as well as low costs and the seasoned judgment of Vanguard’s team of portfolio managers and credit analysts.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 11, 2010

Your Fund’s Performance at a Glance
November 30, 2009 , Through May 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.001	$0.000
Vanguard California Intermediate-Term
Tax-Exempt Fund
Investor Shares	$10.86	$11.02	$0.206	$0.000
Admiral Shares	10.86	11.02	0.210	0.000
Vanguard California Long-Term Tax-Exempt
Fund
Investor Shares	$10.98	$11.20	$0.239	$0.000
Admiral Shares	10.98	11.20	0.243	0.000

Advisor’s Report

For the six months ended May 31, 2010, Vanguard California Tax-Exempt Money Market Fund returned 0.05%. This near-zero return was nonetheless greater than the average return of peer-group state funds. The California Intermediate-Term Tax-Exempt Fund returned 3.40% for Investor Shares and 3.44% for Admiral Shares, outpacing both the fund’s national benchmark index and the average return of its peers. The California Long-Term Tax-Exempt Fund, with returns of 4.22% for Investor Shares and 4.26% for Admiral Shares, exceeded its national benchmark but trailed the average return of competing funds.

The investment environment
As shown in the table, at the end of May municipal bond yields were about where they started the new fiscal year for short- and intermediate-term bonds, but lower for longer-term bonds. Overall, yields were close to a four-decade low.

In addition, the spread in yields between lowest-risk and higher-risk municipal bonds continued to narrow from the extremely wide spans that characterized the muni bond market during the worst of the financial crisis in late 2008 and early 2009. The narrowing was only slightly interrupted by investors’ reaction late in the period to the debt crisis in Europe, which started with uncertainty about whether Greece would be able to meet its obligations.

One response to the ratcheted-up uncertainty about the global economic recovery has been a flight to quality. That fueled demand for U.S. Treasury securities, a traditional safe haven. This

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2009	2010
2 years	0.61%	0.58%
5 years	1.50	1.59
10 years	2.78	2.80
30 years	4.28	4.00
Source: Vanguard.

dynamic made tax-exempt municipal bonds more attractive, despite the financial stresses imposed on most states and municipalities by the severe recession. Higher demand raises bond prices but reduces yields, because prices and yields move inversely to each other. As the European debt crisis began to dominate financial headlines in April and May, Treasury and tax-exempt bond yields fell.

Other factors leading to lower yields were set in motion from opposite ends of the maturity spectrum. With short-term interest rates held close to zero by the Federal Reserve, money market mutual funds such as the California Tax-Exempt Money Market Fund could offer investors virtually no yield. Many investors moved on to municipal bonds and bond funds in the 1- to 10-year maturity range, such as the California Intermediate-Term Tax-Exempt Bond Fund.

At the longer end of the spectrum, demand for tax-exempt bonds was steady; however, the supply of new tax-exempt issues declined, a result of the growing issuance by state and local governments of taxable Build America Bonds. These “BABs” were created by the American Recovery and Reinvestment Act of 2009, the federal government’s huge economic stimulus package. Through an attractive subsidy, BABs allow states and municipalities to lower their financing costs for a variety of projects, including improvements to highways, schools, and water and sewer systems. Because long-term bonds pay the most interest, the subsidy encourages the issuance of long-term BABs, which in turn reduces the pool of securities available to funds like the California Long-Term Tax-Exempt Fund.

For perspective, before the introduction of BABs, just about all state and municipal bond issuance nationwide consisted of tax-exempt issues. In recent years, total municipal new-issue volume has been running at about $400 billion annually, and BABs have been capturing an increasing share of that supply: More than $100 billion of BABs were issued from April 2009 through May 2010. During the six months ended May 31, California issuers raised about $8 billion through BABs and $20 billion through traditional munis, compared with combined issuance of $32 billion in the first half of fiscal-year 2009. The Vanguard California Tax-Exempt Funds generally do not invest in securities, such as BABs, that generate taxable income.

The end result of these market forces is a yield curve that is anchored at zero at the shortest end, extraordinarily steep in the 1- to 10-year range, and flat at the longest end. In fact, during the past six months the yields of traditional AAA-rated 30-year munis dipped below 4% for a time, a rare event.

Management of the funds
The investment world is now waiting for the Federal Reserve’s next move on interest rates. We believe that the Fed will begin to raise rates when there is consistent month-to-month growth in employment, which is necessary to sustain a recovery from the worst recession since the Great Depression.

Our best estimate suggests that the Fed will begin tightening in 2011, although the European debt crisis may now have become a factor influencing the timing of that decision. We have set the durations, or interest rate sensitivity, of our funds accordingly. In other words, our funds are positioned for continued economic recovery, and we are poised to react appropriately when the Fed is ready to take its next steps.

Outlook
As the broad economy continues to bounce back, the condition of stressed-out state and municipal finances is also likely to improve, though slowly and unevenly. We’re sure that you’ll be hearing and reading about the many difficult decisions that California and other states and localities will be making about spending and allocation of resources, especially given the rough-and-tumble political process. Moreover, it may be that federal help will diminish as the U.S. government focuses on its own critical fiscal challenges.

The current state of municipal finances has naturally raised concern among investors about default risk. As a practical matter, there’s a major incentive for a muni-bond issuer not to default: It would mean being shut out of the capital markets for years to come. In fact, municipal defaults have been rare: According to data submitted to Congress about the default experience of bonds rated by Moody’s Investors Service, the ten-year cumulative default rate for muni bonds from 1970 to 2009 was a fraction of 1%, compared with corporate default rates of about 11%. In recent years, muni defaults have often involved nonrated, high-risk projects, such as real estate developments, which we don’t consider suitable for our funds.

Most important, at the heart of the management of our funds is an intimate knowledge of the fiscal conditions of the state and local governments that issue bonds. Such understanding is crucial in evaluating potential purchases and in monitoring bonds already in the portfolio. Our knowledge base—difficult for individual investors to develop on their own, given the complexities of the muni bond market—is constantly refreshed by a team of credit analysts, including sector specialists, who collectively have many decades of experience and work together with portfolio managers and traders to keep on top of municipal conditions. In sum, our credit analyst team is one of the strongest in the business.

We are confident that our analytical insight, our long-term focus, and the portfolios’ low costs will help us deliver competitive returns through both challenging and more normal markets.

Kathryn T. Allen, Principal,
Portfolio Manager

John M. Carbone, Principal,
Portfolio Manager

Christopher W. Alwine, CFA, Principal,
Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

June 15, 2010

California Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2010

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.14%
Average Quality	MIG-1
Average Weighted
Maturity	18 days

Average quality: Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1+	82.9%
A-1/P-1	17.1

Ratings: Moody’s Investors Service, Standard & Poor’s.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratio was 0.17%.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2000	3.44%	3.06%
2001	2.57	2.17
2002	1.33	0.92
2003	0.91	0.54
2004	1.05	0.60
2005	2.17	1.70
2006	3.24	2.78
2007	3.55	3.06
2008	2.21	1.81
2009	0.37	0.17
2010	0.05	0.01

7-day SEC yield (5/31/2010): 0.14%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Tax-Exempt Money
Market Fund	6/1/1987	0.21%	2.19%	1.98%

See Financial Highlights for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
California (100.1%)
ABAG Finance Auth. for Non-Profit Corp. California
Rev. (Computer History Museum) VRDO	0.270%	6/7/10 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp. California
Rev. (Institute for Defense Analyses) VRDO	0.250%	6/7/10 LOC	11,945	11,945
Bay Area Toll Auth. CA Toll Bridge Rev.
(San Francisco Bay Area) VRDO	0.150%	6/7/10	15,000	15,000
Bay Area Toll Auth. CA Toll Bridge Rev.
(San Francisco Bay Area) VRDO	0.200%	6/7/10	12,500	12,500
Bay Area Toll Auth. CA Toll Bridge Rev.
(San Francisco Bay Area) VRDO	0.250%	6/7/10	99,000	99,000
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB PUT	0.450%	11/4/10	9,865	9,865
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.290%	6/7/10	41,910	41,910
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.310%	6/7/10	7,500	7,500
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.250%	6/7/10	18,250	18,250
Berkeley CA Rev. (Berkeley-Albany YMCA) VRDO	0.220%	6/7/10 LOC	13,065	13,065
California Communities NT Program NT
Participation TRAN	2.000%	6/30/10	17,500	17,522
1 California Dept. of Veteran Affairs Rev. TOB VRDO	0.290%	6/7/10	11,140	11,140
California Educ. Fac. Auth. Rev.
(California Institute of Technology) VRDO	0.230%	6/7/10	67,300	67,300
1 California Educ. Fac. Auth. Rev.
(Loyola Marymount Univ.) TOB VRDO	0.290%	6/7/10 LOC	3,998	3,998
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.400%	7/7/10	40,000	40,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.400%	7/14/10	33,000	33,000
California Educ. Fac. Auth. Rev. (Stanford Univ.) CP	0.400%	7/21/10	40,000	40,000
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
TOB VRDO	0.290%	6/7/10	4,470	4,470
California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	0.140%	6/7/10	5,468	5,468
1 California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	0.140%	6/7/10	4,580	4,580
1 California Educ. Fac. Auth. Rev.
(Stanford Univ.) VRDO	0.140%	6/7/10	7,565	7,565
1 California Educ. Fac. Auth. Rev.
(Univ. of Southern California) TOB VRDO	0.290%	6/7/10	4,860	4,860
1 California Educ. Fac. Auth. Rev.
(Univ. of Southern California) TOB VRDO	0.290%	6/7/10	5,345	5,345
1 California Educ. Fac. Auth. Rev. TOB VRDO	0.290%	6/7/10	6,450	6,450

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	9/1/10 (Prere.)	5,945	6,017
California GO	5.250%	10/1/10 (Prere.)	7,650	7,777
1 California GO TOB VRDO	0.290%	6/7/10	23,098	23,098
California GO VRDO	0.230%	6/7/10 LOC	20,000	20,000
California Health Fac. Finance Auth. Rev.
(Adventist Health System) VRDO	0.230%	6/1/10 LOC	8,260	8,260
California Health Fac. Finance Auth. Rev.
(Children’s Hosp.) VRDO	0.170%	6/7/10 LOC	42,900	42,900
California Health Fac. Finance Auth. Rev.
(Children’s Hosp.) VRDO	0.170%	6/7/10 LOC	7,100	7,100
California Health Fac. Finance Auth. Rev.
(Children’s Hosp.) VRDO	0.170%	6/7/10 LOC	3,950	3,950
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.180%	6/7/10	5,850	5,850
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.180%	6/7/10	10,250	10,250
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.240%	6/7/10	18,450	18,450
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	0.180%	6/7/10	69,475	69,475
California Health Fac. Finance Auth. Rev.
(Scripps Health) VRDO	0.230%	6/7/10 LOC	14,265	14,265
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) PUT	0.550%	6/16/10	17,000	17,000
1 California Health Fac. Finance Auth. Rev.
(Sutter Health) TOB VRDO	0.290%	6/7/10	6,700	6,700
1 California Health Fac. Finance Auth. Rev.
TOB VRDO	0.290%	6/7/10	14,995	14,995
1 California Health Fac. Finance Auth. Rev.
TOB VRDO	0.290%	6/7/10	10,000	10,000
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.270%	6/7/10 LOC	20,000	20,000
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.280%	6/7/10 LOC	20,000	20,000
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.290%	6/7/10 LOC	9,285	9,285
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.290%	6/7/10 LOC	33,545	33,545
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.290%	6/7/10 LOC	55,300	55,300
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.310%	6/7/10 LOC	14,600	14,600
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.310%	6/7/10 LOC	15,800	15,800
California Housing Finance Agency
Home Mortgage Rev. VRDO	0.310%	6/7/10 LOC	25,000	25,000
California Housing Finance Agency
Single Family Mortgage Rev. VRDO	0.310%	6/7/10 LOC	12,975	12,975
California Infrastructure & Econ. Dev. Bank Rev.
(Academy Motion Picture) VRDO	0.260%	6/7/10 LOC	22,400	22,400
California Infrastructure & Econ. Dev. Bank Rev.
(American National Red Cross) VRDO	0.230%	6/7/10 LOC	14,575	14,575
California Infrastructure & Econ. Dev. Bank Rev.
(Buck Institute) VRDO	0.170%	6/7/10 LOC	34,430	34,430
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.250%	6/1/10 LOC	5,000	5,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.250%	6/1/10 LOC	14,125	14,125
California Infrastructure & Econ. Dev. Bank Rev.
(California IDB SRI Intl.) VRDO	0.260%	6/7/10 LOC	4,585	4,585
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	6/1/10	5,700	5,700
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	6/1/10	18,500	18,500
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	6/1/10	11,225	11,225
California Infrastructure & Econ. Dev. Bank Rev.
(JSerra Catholic High School Project) VRDO	0.220%	6/7/10 LOC	3,100	3,100
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.230%	6/1/10 LOC	3,100	3,100
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.240%	6/1/10 LOC	10,790	10,790
California Infrastructure & Econ. Dev. Bank Rev.
(Prinsco Inc. Project) VRDO	0.350%	6/7/10 LOC	8,100	8,100
California Infrastructure & Econ. Dev. Bank Rev.
(SRI International) VRDO	0.260%	6/7/10 LOC	5,000	5,000
California Muni. Financing Auth. Rev.
(Notre Dame High School) VRDO	0.340%	6/7/10 LOC	6,090	6,090
California PCR Financing Auth.
(Atlantic Richfield) CP	0.330%	6/11/10	24,000	24,000
1 California Public Works Board Lease
Rev. TOB VRDO	0.290%	6/7/10	11,110	11,110
California School Cash Reserve
Program Auth. Pool TRAN	2.500%	7/1/10 LOC	12,000	12,019
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230%	6/7/10 LOC	6,800	6,800
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.250%	6/7/10 LOC	5,640	5,640
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.260%	6/7/10 LOC	39,400	39,400
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.270%	6/7/10 (4)	9,950	9,950
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.350%	6/7/10 (4)	32,200	32,200
California State Econ. Recovery Bonds	5.000%	3/1/11 (Prere.)	37,220	38,547
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	55,000	55,208
1 California State Univ. Rev. TOB VRDO	0.310%	6/7/10 (4)	20,475	20,475
California Statewide Communities Dev. Auth.
Multifamily Housing Rev.
(Ridgeway Apartments) VRDO	0.240%	6/7/10 LOC	7,200	7,200
California Statewide Communities Dev. Auth.
Multifamily Rev. (Canyon Springs) VRDO	0.300%	6/7/10 LOC	10,105	10,105
California Statewide Communities Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	0.280%	6/7/10 LOC	12,715	12,715
California Statewide Communities Dev. Auth.
Multifamily Rev. (Valley Palms Apartments) VRDO	0.260%	6/7/10 LOC	13,500	13,500
California Statewide Communities Dev. Auth.
Multifamily Rev. (Village Green Apartments) VRDO	0.290%	6/7/10	5,800	5,800
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.170%	6/7/10 LOC	37,420	37,420
California Statewide Communities Dev. Auth. Rev.
(Cottage Health Systems) VRDO	0.170%	6/7/10 LOC	19,300	19,300

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Dev. Auth.
Rev. (Fiorella Investments LLC) VRDO	1.000%	6/7/10 LOC	8,825	8,825
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) CP	0.340%	7/19/10	15,000	15,000
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) VRDO	0.260%	6/7/10	41,800	41,800
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) VRDO	0.270%	6/7/10	21,300	21,300
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.240%	6/7/10 LOC	20,000	20,000
California Statewide Communities Dev. Auth.
Rev. (Motion Picture and Television Fund) VRDO	0.270%	6/7/10 LOC	9,500	9,500
California Statewide Communities Dev. Auth.
Rev. (Redlands Community Hosp.) VRDO	0.290%	6/7/10 LOC	14,000	14,000
1 California Statewide Communities Dev. Auth.
Rev. (Sutter Health) TOB VRDO	0.290%	6/7/10	46,065	46,065
California Statewide Communities Dev. Auth.
Rev. (Univ. of San Diego) VRDO	0.280%	6/7/10 LOC	18,415	18,415
Castaic Lake CA Water Agency Rev. COP VRDO	0.230%	6/7/10 LOC	20,160	20,160
1 Central Basin Muni. Water Dist. CA COP
TOB VRDO	0.310%	6/7/10 (4)	7,500	7,500
1 Cerritos CA Community College Dist. GO
TOB VRDO	0.290%	6/7/10	7,845	7,845
1 Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer) TOB VRDO	0.310%	6/7/10	10,815	10,815
Chula Vista CA Multi-Family Housing Rev. VRDO	0.290%	6/7/10 LOC	18,970	18,970
1 Contra Costa CA Community College Dist.
TOB VRDO	0.290%	6/7/10 (4)	5,110	5,110
Contra Costa CA Housing Finance Agency
Home Mortgage Rev. (Park Regency) VRDO	0.290%	6/7/10 LOC	42,200	42,200
1 Contra Costa CA Water Dist. Rev. TOB VRDO	0.320%	6/7/10	5,200	5,200
Contra Costa County CA MFH Pleasant Hill VRDO	0.290%	6/7/10 LOC	58,800	58,800
1 Desert CA Community College Dist. TOB VRDO	0.290%	6/7/10 (4)	12,375	12,375
East Bay CA Muni. Util. Dist.
Water System Rev. PUT	0.290%	12/1/10	24,750	24,750
1 Eastern California Muni. Water. Dist.
Water & Sewer COP TOB VRDO	0.290%	6/7/10	1,590	1,590
1 Eastern California Muni. Water. Dist.
Water & Sewer Rev. TOB VRDO	0.310%	6/7/10	3,940	3,940
Eastern California Muni. Water. Dist.
Water & Sewer Rev. VRDO	0.230%	6/7/10	33,000	33,000
Eastern California Muni. Water. Dist.
Water & Sewer Rev. VRDO	0.240%	6/7/10	27,400	27,400
Eastern California Muni. Water. Dist.
Water & Sewer Rev. VRDO	0.260%	6/7/10	7,520	7,520
1 Eastern California Muni. Water. Dist.
Water & Sewer Rev. VRDO	0.260%	6/7/10	20,000	20,000
Escondido CA Community Dev. COP
(Escondido Community Dev.) VRDO	0.350%	6/7/10 LOC	9,400	9,400
Fresno County CA TRAN	2.000%	6/30/10	50,000	50,062
Garden Grove CA Housing Auth.
Multifamily Rev. VRDO	0.300%	6/7/10 LOC	9,100	9,100
Golden State Tobacco Securitization Corp. California	5.600%	6/1/10 (Prere.)	2,260	2,260
Hayward CA Housing Auth. Rev.
(Barrington Hills) VRDO	0.260%	6/7/10 LOC	6,150	6,150

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Irvine CA Assessment Dist.
Improvement Bonds VRDO	0.250%	6/1/10 LOC	31,970	31,970
1 Irvine California USD Special Tax TOB VRDO	0.390%	6/7/10 LOC	22,695	22,695
Kern County CA TRAN	2.500%	6/30/10	35,000	35,052
Livermore CA Redev. Agency
Multi-Family Housing Rev. VRDO	0.240%	6/7/10 LOC	6,640	6,640
1 Long Beach CA Harbor Rev. TOB VRDO	0.460%	6/7/10	16,005	16,005
Long Beach CA Water Rev. CP	0.340%	8/4/10	11,000	11,000
Los Angeles CA Community Redev. Agency
Multifamily Housing Rev.
(Hollywood & Vine Apartments) VRDO	0.260%	6/7/10 LOC	25,000	25,000
1 Los Angeles CA Dept. of Airports
International Airport Rev. TOB VRDO	0.260%	6/7/10	14,000	14,000
1 Los Angeles CA Dept. of Airports
International Airport Rev. TOB VRDO	0.310%	6/7/10	5,530	5,530
1 Los Angeles CA Dept. of Airports
International Airport Rev. TOB VRDO	0.370%	6/7/10	18,880	18,880
1 Los Angeles CA Dept. of Airports
International Airport Rev. TOB VRDO	0.370%	6/7/10	7,975	7,975
1 Los Angeles CA Dept. of Water & Power
Rev. TOB VRDO	0.290%	6/7/10	7,495	7,495
1 Los Angeles CA Dept. of Water & Power
Rev. TOB VRDO	0.290%	6/7/10 LOC	8,090	8,090
1 Los Angeles CA Dept. of Water & Power
Rev. TOB VRDO	0.290%	6/7/10	4,440	4,440
1 Los Angeles CA Dept. of Water & Power
Rev. TOB VRDO	0.290%	6/7/10 (4)	14,245	14,245
Los Angeles CA Dept. of Water & Power
Rev. VRDO	0.240%	6/1/10	12,800	12,800
Los Angeles CA Dept. of Water & Power
Rev. VRDO	0.200%	6/7/10	14,400	14,400
Los Angeles CA Dept. of Water & Power
Rev. VRDO	0.240%	6/7/10	51,300	51,300
Los Angeles CA Dept. of Water & Power
Rev. VRDO	0.240%	6/7/10	86,500	86,500
Los Angeles CA Dept. of Water & Power
Rev. VRDO	0.250%	6/7/10	32,400	32,400
Los Angeles CA Dept. of Water & Power
Rev. VRDO	0.260%	6/7/10	55,015	55,015
Los Angeles CA Multifamily Housing Rev.
(Beverly Park) VRDO	0.270%	6/7/10 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Rev.
(Fountain Park) VRDO	0.290%	6/7/10 LOC	25,500	25,500
Los Angeles CA Multifamily Housing Rev.
(Queen Portfolio) VRDO	0.310%	6/7/10 LOC	7,300	7,300
Los Angeles CA Multifamily Housing Rev.
(San Regis) VRDO	0.310%	6/7/10 LOC	23,600	23,600
Los Angeles CA Regional Airports
Improvement Corp. Rev. VRDO	0.250%	6/1/10 LOC	45,900	45,900
1 Los Angeles CA TOB VRDO	0.290%	6/7/10	4,020	4,020
Los Angeles CA USD GO	1.500%	7/1/10	18,970	18,989
Los Angeles CA USD GO	2.000%	7/1/10	14,835	14,852
1 Los Angeles CA USD GO TOB VRDO	0.290%	6/7/10	6,660	6,660
1 Los Angeles CA USD GO TOB VRDO	0.290%	6/7/10	9,995	9,995
1 Los Angeles CA USD GO TOB VRDO	0.290%	6/7/10 (4)	22,500	22,500
1 Los Angeles CA USD TOB VRDO	0.330%	6/7/10	8,965	8,965

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD TRAN	2.000%	8/12/10	25,000	25,068
1 Los Angeles CA Wastewater System
Rev. TOB VRDO	0.270%	6/7/10	24,475	24,475
1 Los Angeles CA Wastewater System
Rev. TOB VRDO	0.290%	6/7/10	7,500	7,500
1 Los Angeles CA Wastewater System
Rev. TOB VRDO	0.300%	6/7/10	25,000	25,000
Los Angeles CA Wastewater System
Rev. VRDO	0.230%	6/7/10 LOC	8,600	8,600
Los Angeles CA Wastewater System
Rev. VRDO	0.240%	6/7/10 LOC	14,440	14,440
Los Angeles CA Wastewater System
Rev. VRDO	0.250%	6/7/10 LOC	11,730	11,730
Los Angeles CA Wastewater System
Rev. VRDO	0.260%	6/7/10 LOC	8,640	8,640
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	0.300%	7/13/10 LOC	16,000	16,000
Los Angeles County CA Housing Auth.
Multifamily Housing Rev. VRDO	0.370%	6/7/10 LOC	6,120	6,120
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	2.500%	7/1/10	16,015	16,043
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev. VRDO	0.280%	6/1/10	60,775	60,775
Manteca CA Redev. Agency Tax
Allocation Rev. VRDO	0.300%	6/1/10 LOC	22,025	22,025
1 Metro. Water Dist. of Southern California
Rev. TOB VRDO	0.290%	6/7/10	8,995	8,995
1 Metro. Water Dist. of Southern California
Rev. TOB VRDO	0.290%	6/7/10	5,000	5,000
Metro. Water Dist. of Southern California
Rev. VRDO	0.250%	6/1/10	7,000	7,000
Metro. Water Dist. of Southern California
Rev. VRDO	0.230%	6/7/10	16,600	16,600
Metro. Water Dist. of Southern California
Rev. VRDO	0.230%	6/7/10	26,900	26,900
Metro. Water Dist. of Southern California
Rev. VRDO	0.240%	6/7/10	36,000	36,000
Mission Viejo CA Community Dev. Financing
Auth. (Mission Viejo Mall Improvement) VRDO	0.250%	6/7/10 LOC	25,800	25,800
1 New Haven CA USD TOB VRDO	0.290%	6/7/10 LOC	11,302	11,302
Newport Beach CA Rev.
(Hoag Memorial Hosp.) VRDO	0.230%	6/7/10	28,795	28,795
1 Nuveen California Municipal Market
Opportunity Fund VRDP VRDO	0.410%	6/7/10 LOC	20,000	20,000
1 Oakland CA Redev. Agency Tax Allocation
(Central Dist.) TOB VRDO	0.290%	6/7/10 LOC	13,710	13,710
Oakland-Alameda County CA Coliseum Auth.
Lease Rev. (Oakland Coliseum Project) VRDO	0.250%	6/7/10 LOC	70,300	70,300
Orange County CA Apartment Dev. Rev. VRDO	0.260%	6/7/10 LOC	8,150	8,150
1 Orange County CA Sanitation Dist. COP
TOB VRDO	0.290%	6/7/10	10,925	10,925
Orange County CA TRAN	2.000%	6/30/10	80,000	80,102
Orange County CA Water Dist. COP VRDO	0.240%	6/7/10	37,550	37,550
Otay CA Water Dist. (Capital Project) COP VRDO	0.300%	6/7/10 LOC	8,800	8,800

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Palomar Pomerado Health System California GO
TOB VRDO	0.270%	6/7/10 (12)	18,500	18,500
1 Piedmont CA USD TOB VRDO	0.290%	6/7/10	6,445	6,445
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.) VRDO	0.300%	6/1/10 LOC	112,655	112,655
1 Port of Oakland CA Rev. TOB VRDO	0.340%	6/7/10 (13)	13,665	13,665
1 Rancho Santiago CA Community College
Dist. TOB VRDO	0.270%	6/7/10 (4)	4,765	4,765
Riverside CA Electric Rev. VRDO	0.280%	6/7/10 LOC	54,200	54,200
Riverside County CA Public Fac. Project VRDO	0.280%	6/7/10 LOC	10,400	10,400
Riverside County CA Transp. Commission
Sales Tax Rev. VRDO	0.270%	6/7/10	4,885	4,885
Riverside County CA Transp. Commission
Sales Tax Rev. VRDO	0.270%	6/7/10	29,975	29,975
Sacramento CA Muni. Util. Dist. Rev. CP	0.300%	6/10/10 LOC	7,000	7,000
1 Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	0.310%	6/7/10 (4)	13,510	13,510
Sacramento CA Transp. Auth. Sales Tax Rev. VRDO	0.260%	6/7/10	47,300	47,300
Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.260%	6/7/10 LOC	5,000	5,000
1 San Bernardino CA Community College
Dist. TOB VRDO	0.290%	6/7/10 (4)	7,500	7,500
1 San Bernardino CA Community College
Dist. TOB VRDO	0.320%	6/7/10	38,720	38,720
San Bernardino County CA TRAN	2.000%	6/30/10	50,000	50,063
1 San Diego CA Community College
Dist. GO TOB VRDO	0.290%	6/7/10	3,995	3,995
1 San Diego CA Community College
Dist. GO TOB VRDO	0.290%	6/7/10	5,000	5,000
1 San Diego CA Community College
Dist. GO TOB VRDO	0.290%	6/7/10	5,000	5,000
San Diego CA County & School Dist. TRAN	2.000%	6/30/10	80,000	80,103
San Diego CA Housing Auth. Multifamily Housing
Rev. (Bay Vista Apartments Projects) VRDO	0.270%	6/7/10 LOC	9,690	9,690
San Diego CA Housing Auth. Multifamily
Housing Rev. (Canyon Rim Apartments) VRDO	0.260%	6/7/10 LOC	32,440	32,440
San Diego CA Public Fac. Financing
Auth. Water Rev.	2.500%	8/1/10	5,245	5,262
1 San Diego CA Public Fac. Financing
Auth. Water Rev. TOB VRDO	0.290%	6/7/10	7,495	7,495
San Diego CA USD TRAN	2.000%	7/8/10	45,000	45,067
1 San Diego CA Water Auth. Rev. COP TOB VRDO	0.290%	6/7/10 (4)	6,840	6,840
1 San Diego CA Water Auth. Rev. COP TOB VRDO	0.290%	6/7/10 (4)	9,500	9,500
1 San Diego CA Water Auth. Rev. COP TOB VRDO	0.310%	6/7/10	10,100	10,100
San Diego County CA COP VRDO	0.280%	6/7/10 LOC	9,760	9,760
1 San Diego County CA Water Auth. Rev.
COP TOB VRDO	0.270%	6/7/10 (4)	16,900	16,900
1 San Diego County CA Water Auth. Rev.
TOB VRDO	0.290%	6/7/10 (4)	9,800	9,800
1 San Diego County CA Water Auth. Rev.
TOB VRDO	0.290%	6/7/10 (4)	6,100	6,100
1 San Francisco CA Bay Area Rapid Transit
Dist. Rev. TOB VRDO	0.290%	6/7/10	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
Dist. Sales Tax Rev. TOB VRDO	0.290%	6/7/10	13,595	13,595

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10	6,370	6,402
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion) VRDO	0.230%	6/7/10 LOC	7,600	7,600
San Francisco CA City & County
International Airport Rev. VRDO	0.270%	6/7/10 LOC	16,000	16,000
San Francisco CA City & County Redev. Agency
Multifamily Rev. VRDO	0.290%	6/7/10 LOC	65,200	65,200
San Jose CA Financing Auth. Lease Rev. CP	0.370%	8/3/10 LOC	34,302	34,302
1 San Jose CA Financing Auth. Lease Rev.
TOB VRDO	0.300%	6/7/10 (13)	25,960	25,960
San Jose CA Financing Auth. Lease Rev. VRDO	0.260%	6/7/10 LOC	28,980	28,980
San Jose CA Multifamily Housing Rev.
(Cinnabar Commons) VRDO	0.260%	6/7/10 LOC	16,700	16,700
1 San Jose CA USD Santa Clara County TOB VRDO	0.290%	6/7/10 LOC	5,000	5,000
1 San Jose CA USD Santa Clara County TOB VRDO	0.290%	6/7/10	5,000	5,000
1 San Marcos CA Public Fac. Auth. Tax Allocation
TOB VRDO	0.310%	6/7/10 (13)	8,690	8,690
1 San Mateo County CA Community College Dist.
TOB VRDO	0.290%	6/7/10	11,660	11,660
Santa Barbara County CA TRAN	2.500%	6/30/10	25,000	25,043
Santa Clara County CA El Camino Hosp. Dist. Fac.
Auth. Rev. (Valley Medical Center Project) VRDO	0.280%	6/7/10 LOC	16,150	16,150
Santa Clara County CA El Camino Hosp. Dist. Fac.
Auth. Rev. (Valley Medical Center Project) VRDO	0.280%	6/7/10 LOC	17,000	17,000
Santa Clara County CA Financing Auth. Lease Rev.
(VMC Fac. Replacement Project) VRDO	0.190%	6/7/10	27,430	27,430
1 Semitropic CA Water Storage Dist. Rev. TOB VRDO	0.290%	6/7/10	9,590	9,590
1 Sequoia CA USD TOB VRDO	0.290%	6/7/10 (4)	5,860	5,860
1 Sonoma County CA (Jr. College Dist.) TOB VRDO	0.290%	6/7/10 (4)	31,030	31,030
1 Sonoma County CA (Jr. College Dist.) TOB VRDO	0.290%	6/7/10 (4)	3,440	3,440
Sonoma County CA TRAN	1.500%	10/28/10	30,000	30,136
South Placer CA Wastewater Auth. Rev. VRDO	0.200%	6/7/10 LOC	35,725	35,725
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	0.290%	6/7/10 LOC	15,980	15,980
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	0.290%	6/7/10 LOC	33,560	33,560
Southern California Public Power Auth.
(Linden Windenergy Project) RAN	2.000%	10/1/10	42,680	42,904
Southern California Public Power Auth.
(Tieten Hydropower) RAN	2.000%	8/16/10	11,180	11,217
1 Sweetwater CA USD GO TOB VRDO	0.290%	6/7/10 (13)	16,445	16,445
1 Univ. of California Barclays TOB VRDO	0.260%	6/7/10	6,665	6,665
Univ. of California Regents VRDO	0.240%	6/1/10	29,115	29,115
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/10 (Prere.)	3,500	3,576
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/10 (Prere.)	5,000	5,108
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	29,195	29,195
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10 (13)	15,280	15,280
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	3,495	3,495
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	6,000	6,000
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	5,995	5,995
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	3,470	3,470
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	10,000	10,000
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10	1,890	1,890
1 Univ. of California Rev. TOB VRDO	0.290%	6/7/10 (4)	16,820	16,820
Ventura County CA TRAN	2.500%	7/1/10	32,000	32,056

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Vista CA USD GO TOB VRDO	0.320%	6/7/10 (4)	9,475	9,475
Western Municipal Water Dist. Fac. Auth.
California Water Rev. VRDO	0.220%	6/7/10 LOC	8,700	8,700
Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.) VRDO	0.240%	6/7/10 LOC	15,600	15,600
Total Tax-Exempt Municipal Bonds (Cost $4,901,718)				4,901,718
Other Assets and Liabilities (-0.1%)
Other Assets				46,039
Liabilities				(51,983)
				(5,944)
Net Assets (100%)
Applicable to 4,895,248,866 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,895,774
Net Asset Value Per Share				$1.00

At May 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				4,895,763
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				11
Net Assets				4,895,774

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $1,051,293,000, representing 21.5% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.
A key to abbreviations and other references follows the Statement of Net Assets.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	7,094
Total Income	7,094
Expenses
The Vanguard Group—Note B
Investment Advisory Services	560
Management and Administrative	2,971
Marketing and Distribution	803
Custodian Fees	19
Shareholders’ Reports	9
Trustees’ Fees and Expenses	4
Total Expenses	4,366
Net Investment Income	2,728
Realized Net Gain (Loss) on Investment Securities Sold	11
Net Increase (Decrease) in Net Assets Resulting from Operations	2,739

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,728	23,796
Realized Net Gain (Loss)	11	506
Net Increase (Decrease) in Net Assets Resulting from Operations	2,739	24,302
Distributions
Net Investment Income	(2,728)	(23,796)
Realized Capital Gain	—	—
Total Distributions	(2,728)	(23,796)
Capital Share Transactions (at $1.00)
Issued	1,649,109	3,668,931
Issued in Lieu of Cash Distributions	2,633	22,754
Redeemed	(2,111,437)	(5,842,322)
Net Increase (Decrease) from Capital Share Transactions	(459,695)	(2,150,637)
Total Increase (Decrease)	(459,684)	(2,150,131)
Net Assets
Beginning of Period	5,355,458	7,505,589
End of Period	4,895,774	5,355,458

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.004	.022	.035	.032	.021
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.004	.022	.035	.032	.021
Distributions
Dividends from Net Investment Income	(.0005)	(.004)	(.022)	(.035)	(.032)	(.021)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.004)	(.022)	(.035)	(.032)	(.021)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.37%	2.21%	3.55%	3.24%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,896	$5,355	$7,506	$8,623	$7,220	$6,162
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%[3]	0.11%[3]	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.11%[2]	0.39%	2.19%	3.49%	3.20%	2.17%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $916,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2010

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VCAIX		VCADX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.13%		3.21%

Financial Attributes
		Barclays 7
		Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	706	4,597	46,449
Average Quality	AA-	AA/AA-	AA/AA-
Yield to Maturity
(before expenses)	3.3%	2.7%	3.4%
Average Coupon	4.4%	5.0%	5.0%
Average Duration	5.6 years	5.1 years	8.2 years
Average Effective
Maturity	6.0 years	6.9 years	13.5 years
Short-Term
Reserves	6.4%	—	—

Volatility Measures
	Barclays 7	Barclays
	Year Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.78	0.96
Beta	0.94	0.91

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	10.5%
1 - 3 Years	12.8
3 - 5 Years	19.1
5 - 10 Years	45.6
10 - 20 Years	11.0
20 - 30 Years	1.0

Distribution by Credit Quality (% of portfolio)

AAA	18.6%
AA	38.3
A	37.5
BBB	4.2
BB	0.1
Not Rated	1.3

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
				Barclays 7
				Year Municipal
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	4.94%	3.05%	7.99%	6.55%
2001	4.67	2.77	7.44	8.13
2002	4.35	1.53	5.88	7.02
2003	4.12	1.66	5.78	6.97
2004	3.93	-1.52	2.41	2.89
2005	3.90	-1.79	2.11	2.16
2006	4.12	1.28	5.40	5.09
2007	3.99	-1.53	2.46	4.19
2008	3.79	-6.50	-2.71	2.91
2009	4.19	6.37	10.56	10.43
2010	1.93	1.47	3.40	2.66
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	8.27%	3.73%	4.16%	0.43%	4.59%
Admiral Shares	11/12/2001	8.36	3.81	4.10[1]	-0.36[1]	3.74[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
California (97.7%)
ABAG Finance Auth. for Non-Profit Corp. California
(899 Charleston Project) VRDO	0.280%	6/1/10 LOC	21,775	21,775
ABAG Finance Auth. for Non-Profit Corp. California
(Acacia Creek at Union City Project) VRDO	0.280%	6/1/10	30,075	30,075
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	0.300%	6/7/10 LOC	6,000	6,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (14)	10,150	10,273
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	6,810
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29 (2)	30,000	8,576
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	8,000	2,106
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (14)(ETM)	1,595	1,669
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (14)(ETM)	1,785	1,868
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (14)(ETM)	1,880	1,982
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (14)(ETM)	3,960	4,175
Alameda County CA COP	5.375%	12/1/10 (14)	2,000	2,036
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,741
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,746
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	5,047
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,570
Alvord CA USD GO	5.900%	2/1/24 (4)	3,865	4,354
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/20 (14)	4,210	4,610
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/21 (14)	4,425	4,807
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/22 (14)	4,660	5,024
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/24 (14)	5,175	5,509
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/25 (14)	5,450	5,766
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,374
Antioch CA Public Finance Auth.
Reassessment Rev.	5.000%	9/2/13 (2)	8,705	8,721
Bakersfield CA WasteWater Rev.	5.000%	9/15/24 (4)	7,600	8,065
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	33,325
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	50,000	51,680
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	5,000	5,224
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	9,500	11,022
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	5,665	6,457

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	11,625	12,496
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	3,000	3,187
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	10,000	10,558
Bay Area Toll Auth. CA Toll Bridge Rev.	5.250%	4/1/29	11,080	11,940
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	5,000	5,155
Bay Area Toll Auth. CA Toll Bridge Rev.
(San Francisco Bay Area) VRDO	0.250%	6/7/10	13,000	13,000
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,784
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	4,986
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (14)	2,465	2,424
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (14)	2,525	2,425
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (14)	2,590	2,408
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (14)	2,655	2,382
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27 (14)	8,710	9,046
California County CA Tobacco
Securitization Agency	0.000%	6/1/21	15,000	12,940
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)(ETM)	90	99
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (14)	3,550	3,932
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/24	5,000	5,532
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26	8,465	9,265
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26 (14)	3,535	3,724
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/27	8,300	9,151
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/14	360	391
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/15	380	417
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/16	400	442
California Educ. Fac. Auth. Rev.
(St. Mary’s College of California) VRDO	0.280%	6/7/10 LOC	7,000	7,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26	20,000	23,885
1 California Educ. Fac. Auth. Rev.
(Stanford Univ.) TOB VRDO	0.290%	6/7/10	8,910	8,910
California GO	5.750%	2/1/11 (14)	6,500	6,723
California GO	5.000%	2/1/12 (Prere.)	9,400	10,088
California GO	5.000%	4/1/12	2,000	2,141
California GO	5.000%	3/1/13	20,640	22,556
California GO	5.000%	3/1/14	5,000	5,549
California GO	5.000%	10/1/14	2,000	2,238
California GO	5.000%	11/1/14	1,390	1,557
California GO	5.000%	3/1/15	1,000	1,115
California GO	5.375%	4/1/15	125	132
California GO	5.000%	12/1/15	1,470	1,598
California GO	5.000%	4/1/17	11,000	12,183
California GO	5.000%	4/1/17	4,520	5,006
California GO	5.250%	2/1/18 (14)	8,000	8,976
California GO	6.000%	2/1/18 (2)	6,240	7,297
California GO	5.000%	3/1/18	1,850	2,045
California GO	5.000%	4/1/18	10,000	11,050
California GO	5.500%	4/1/18	31,500	35,858

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	8/1/18	1,895	2,060
California GO	5.000%	10/1/18	20,000	22,062
California GO	5.500%	4/1/19	11,245	12,745
California GO	5.000%	5/1/19	10,000	10,574
California GO	5.000%	8/1/19	30,000	31,765
California GO	5.000%	10/1/19 (14)	14,800	15,831
California GO	5.250%	2/1/20	7,500	8,314
California GO	5.000%	3/1/20	55,385	57,992
California GO	5.000%	8/1/20	10,000	10,599
California GO	5.000%	6/1/22	12,000	12,380
California GO	5.000%	9/1/23	12,120	12,506
California GO	5.000%	10/1/23	12,500	12,901
California GO	5.000%	12/1/23	7,500	7,776
California GO	5.000%	3/1/24	3,000	3,123
California GO	5.000%	8/1/24 (4)	37,225	38,337
California GO	5.000%	8/1/24	10,000	10,289
California GO	5.000%	10/1/24	16,940	17,402
California GO	5.000%	11/1/24	10,000	10,310
California GO	5.000%	12/1/24	2,000	2,062
California GO	5.000%	8/1/25	10,000	10,256
California GO	5.000%	12/1/25	21,015	21,611
California GO	5.000%	3/1/26	5,000	5,087
California GO	5.000%	3/1/26	8,500	8,731
California GO	5.000%	4/1/26	37,480	38,332
California GO	5.000%	4/1/27	24,285	24,709
California GO	5.750%	4/1/27	31,455	33,891
California GO	4.500%	8/1/27	6,000	5,676
California GO	5.000%	3/1/28	10,855	10,933
California GO	5.750%	4/1/28	30,000	32,504
California GO	5.000%	6/1/28	10,005	10,089
California GO	5.250%	3/1/30	20,000	20,427
California GO	5.750%	4/1/31	41,000	43,594
California GO	6.000%	3/1/33	12,000	13,143
California GO	6.500%	4/1/33	20,000	22,597
1 California GO TOB VRDO	0.290%	6/1/10 LOC	14,200	14,200
1 California GO TOB VRDO	0.340%	6/1/10	8,600	8,600
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,257
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	1,047
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	2,000	1,944
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,708
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10 (14)	2,080	2,087
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (14)	2,675	2,684
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,472
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/19	1,000	1,073
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/25	5,000	5,280
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/25	19,820	21,223

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/29	3,000	3,244
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,490
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	43,169
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,793
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,375
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,140
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,861
California Health Fac. Finance Auth. Rev.
(Children’s Hosp. of Orange County)	6.250%	11/1/29	5,000	5,292
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,312
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,279
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,459
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,396
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,658
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,750
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	0.180%	6/7/10	3,025	3,025
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (14)	3,570	3,578
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/24	3,000	3,440
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/28	4,000	4,542
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/17	2,515	2,759
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/18	3,000	3,282
California Health Fac. Finance Auth. Rev.
(St. Joseph Health System)	5.500%	7/1/29	10,000	10,421
California Health Fac. Finance Auth. Rev.
(St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,431
1 California Health Fac. Finance Auth. Rev.
(St. Joseph Health System) TOB VRDO	0.290%	6/7/10	15,000	15,000
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,941
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,213
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,649
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) PUT	3.450%	6/15/11	10,000	10,231
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,427

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Health Fac. Finance Auth. Rev.
TOB VRDO	0.290%	6/7/10	17,500	17,500
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,325	8,956
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (14)(Prere.)	2,435	2,460
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (14)(Prere.)	2,245	2,268
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (14)	1,785	1,827
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (14)	1,040	1,055
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (14)	1,145	1,148
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,736
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	5.000%	2/1/11	10,000	10,251
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,338
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,322
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,082
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,444
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,339
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,517
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,730
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	3,921
2 California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,389
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	16,665	17,410
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	6/1/10	2,800	2,800
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	6/1/10	21,500	21,500
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.200%	6/1/10	8,300	8,300
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.230%	6/1/10 LOC	3,500	3,500
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	20,222
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	28,586
California PCR Financing Auth. COP	5.375%	2/1/29	16,600	15,710
California PCR Financing Auth. Rev.
(Pacific Gas & Electric Co.) VRDO	0.230%	6/1/10 LOC	21,700	21,700
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/14 (14)	17,135	19,304
California PCR Financing Auth. Solid Waste
Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10	1,000	1,000

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Pollution Control Finance Auth.
Environmental Improvement Rev.
(BP West Coast Products) PUT	2.600%	9/2/14	14,550	14,594
California Public Works Board Lease Rev.	5.000%	11/1/13	2,000	2,178
California Public Works Board Lease Rev.	5.000%	11/1/14	4,745	5,074
California Public Works Board Lease Rev.	5.000%	11/1/16	6,395	6,897
California Public Works Board Lease Rev.	5.000%	11/1/18	4,000	4,260
California Public Works Board Lease Rev.	5.250%	11/1/20	5,000	5,292
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	3,988
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,665
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,641
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,338
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (14)	10,625	11,455
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	29,212
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/21	3,975	4,050
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,278
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	10,256
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/27	5,000	5,328
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/15	1,500	1,625
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,460
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,249
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18 (14)	10,310	11,463
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/20 (14)	7,670	8,490
California Public Works Board Lease Rev.
(Univ. of California)	5.500%	6/1/14	9,750	10,542
California Public Works Board Lease Rev.
(Univ. of California)	5.375%	10/1/16 (14)	4,750	4,767
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	4/1/25	5,765	5,914
California Public Works Board Lease Rev.
(Univ. of California)	5.250%	11/1/26 (14)	9,010	9,451
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,315
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/12 (Prere.)	12,500	13,912
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	18,335	20,094
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,970	15,480
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16	5,000	5,660

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	25,000	28,312
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	4,400	4,996
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	10,000	11,354
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	15,000	17,003
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	10,000	11,317
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	5,000	5,590
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	50,000	54,874
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	20,000	21,950
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	14,675	16,006
California State Econ. Recovery Bonds	5.250%	7/1/13	74,420	83,035
California State Econ. Recovery Bonds	5.250%	7/1/14 (ETM)	3,385	3,928
California State Econ. Recovery Bonds	5.250%	7/1/14	11,615	13,179
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	5,155	5,849
California State Econ. Recovery Bonds	5.000%	7/1/17 (14)	28,000	29,080
California State Econ. Recovery Bonds	5.000%	7/1/18	27,090	30,738
California State Econ. Recovery Bonds	5.000%	7/1/19	28,530	32,145
California State Econ. Recovery Bonds	5.000%	7/1/20	32,600	36,325
California State Econ. Recovery Bonds	5.250%	7/1/21	45,385	50,866
California State Econ. Recovery Bonds	5.000%	7/1/22	16,280	17,283
California State Univ. Rev. Systemwide	5.375%	11/1/14 (14)	5,390	5,951
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	18,440	19,488
California State Univ. Rev. Systemwide	5.000%	11/1/24	8,690	9,287
California State Univ. Rev. Systemwide	5.000%	11/1/25	11,820	12,566
California State Univ. Rev. Systemwide	5.000%	11/1/26	12,530	13,225
California State Univ. Rev. Systemwide	5.000%	11/1/27	5,000	5,233
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	15,114
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	25,373
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	28,000	30,454
California Statewide Communities Dev. Auth. Rev.	4.500%	7/1/18 (4)	14,670	15,320
California Statewide Communities Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	15,085
California Statewide Communities Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (14)	2,365	2,455
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	1,885	1,936
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,569
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,312
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	4,956
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	4,751
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,200	2,071

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Dev. Auth.
Rev. (Huntington Memorial Hosp.)	5.000%	7/1/18	6,190	6,389
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.500%	5/15/26	5,000	5,093
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/16	6,970	7,696
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19	3,900	4,228
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,959
California Statewide Communities Dev. Auth.
Rev. (Lodi Memorial Hosp.)	5.000%	12/1/22	8,000	7,993
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.240%	6/7/10 LOC	15,500	15,500
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,532
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,612
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,674
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,854
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,452
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/23	10,000	10,440
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	7.000%	11/15/29	2,000	2,155
California Statewide Communities Dev. Auth.
Rev. (Redlands Community Hosp.) VRDO	0.290%	6/7/10 LOC	5,500	5,500
California Statewide Communities Dev. Auth.
Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	5,115
1 California Statewide Communities Dev. Auth. Rev.
(Sutter Health) TOB VRDO	0.290%	6/7/10	14,140	14,140
Central CA USD GO	5.500%	8/1/29 (12)	3,000	3,275
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/17	1,000	1,108
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/19	765	844
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.250%	7/1/20	1,025	1,146
Chabot-Las Positas CA Community College Dist.	5.000%	8/1/29 (2)	5,335	5,466
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,128
Clovis CA USD GO	0.000%	8/1/12 (14)	4,715	4,537
Clovis CA USD GO	0.000%	8/1/18 (14)	3,645	2,580
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,645	1,870
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,295	1,472
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,460	1,659
Contra Costa County CA Public Financing
Lease Rev.	5.000%	6/1/22 (14)	15,300	15,903
Corona-Norco CA USD	0.000%	8/1/20 (12)	1,825	1,126
Corona-Norco CA USD	0.000%	8/1/21 (12)	2,010	1,156
Corona-Norco CA USD	0.000%	8/1/22 (12)	1,700	884
Corona-Norco CA USD	0.000%	8/1/23 (12)	1,000	487
Corona-Norco CA USD	0.000%	8/1/25 (12)	1,325	564

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corona-Norco CA USD	0.000%	8/1/26 (12)	1,530	606
Corona-Norco CA USD	0.000%	8/1/27 (12)	1,500	552
Corona-Norco CA USD	0.000%	8/1/28 (12)	1,290	443
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,336
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/28	4,415	4,861
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/26	5,245	5,575
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/27	6,220	6,567
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/28	1,000	1,048
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	3,335	3,354
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,846
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,412
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,334
Fontana CA USD	5.250%	8/1/26 (4)	4,350	4,682
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,356
Foothill/Eastern Corridor Agency California
Toll Road Rev.	5.250%	1/15/13 (14)	5,000	5,052
Foothill/Eastern Corridor Agency California
Toll Road Rev.	5.375%	1/15/15 (14)	5,000	5,005
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/1/27 (ETM)	10,000	4,969
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/1/28 (ETM)	7,655	3,609
Fresno CA Sewer Rev.	5.000%	9/1/24 (12)	830	902
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/13 (2)(Prere.)	1,930	2,141
Golden State Tobacco
Securitization Corp. California	5.500%	6/1/13 (Prere.)	3,550	3,991
Golden State Tobacco
Securitization Corp. California	5.500%	6/1/13 (3)(Prere.)	5,000	5,621
Golden State Tobacco
Securitization Corp. California	6.250%	6/1/13 (Prere.)	78,395	87,316
Golden State Tobacco
Securitization Corp. California	7.800%	6/1/13 (Prere.)	25,170	29,914
Golden State Tobacco
Securitization Corp. California	4.500%	6/1/27	54,435	49,028
Golden State Tobacco
Securitization Corp. California	5.000%	6/1/33	17,500	13,862
Golden State Tobacco
Securitization Corp. California	0.000%	6/1/37	30,000	19,213
Grossmont CA Union High School Dist. GO	0.000%	8/1/28	3,210	1,124
Grossmont CA Union High School Dist. GO	0.000%	8/1/29	6,965	2,280
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/25 (12)	14,010	6,328
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/28 (12)	21,875	7,943
Huntington Beach CA Union High School Dist. GO	5.000%	8/1/27 (4)	3,530	3,658
Inland Empire Tobacco Securitization Auth.
California Rev.	4.625%	6/1/21	9,240	7,422

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Intermodal Container Transfer Fac. Joint
Power Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,496
Intermodal Container Transfer Fac. Joint
Power Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,761
Intermodal Container Transfer Fac. Joint
Power Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,784
Intermodal Container Transfer Fac. Joint
Power Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,097
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/15 (2)	2,925	2,969
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/16 (2)	3,045	3,075
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	8,517
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,854
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,475
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,779
Kings River Conservation Dist. California COP	5.000%	5/1/15 (ETM)	2,590	2,995
Kings River Conservation Dist. California COP	5.000%	5/1/15	1,755	1,901
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	8,710
Long Beach CA Community College Dist. GO	0.000%	6/1/29 (4)	6,380	2,180
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	3,938
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,013
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,529
Long Beach CA Finance Auth. Natural Gas
Purchase Rev.	5.250%	11/15/20	3,000	3,038
Long Beach CA Finance Auth. Rev.	1.702%	11/15/25	16,845	13,476
Long Beach CA Finance Auth. Rev.	1.722%	11/15/26	22,025	17,262
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	10,000	10,718
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	6,500	7,033
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	5,000	5,371
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	5,000	5,608
Los Angeles CA Community College Dist. GO	5.000%	8/1/26	6,630	7,064
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	4,250	4,498
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,960	7,407
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.000%	8/15/10 (14)	10,975	11,102
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.125%	8/15/11 (14)	1,300	1,385
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,507
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,625
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,785
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,002
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13 (14)	10,500	11,709
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/24	4,000	4,276
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/25	3,000	3,232
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/30	10,000	10,504
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	22,425
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	1,335	1,495
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	2,770	3,052
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,000	2,151
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,350	2,559

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	5,000	5,360
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	1,655	1,807
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/28	2,000	2,173
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	1,670	1,804
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,194
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,472
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (14)	7,480	8,096
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/25 (14)	7,725	7,811
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/28 (14)	8,980	9,091
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (14)	10,830	11,305
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (14)	6,500	6,740
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (14)	14,700	15,123
Los Angeles CA USD GO	5.500%	7/1/12 (14)	5,240	5,733
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,621
Los Angeles CA USD GO	5.000%	7/1/13 (4)	4,650	5,179
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,560
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	3,900	4,383
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,266
Los Angeles CA USD GO	5.000%	7/1/14 (4)(ETM)	5,000	5,743
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,620
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,669
Los Angeles CA USD GO	5.000%	7/1/15	6,350	7,186
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,263
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,284
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,454
Los Angeles CA USD GO	5.000%	7/1/17 (4)	3,765	4,327
Los Angeles CA USD GO	5.000%	7/1/17	19,090	21,715
Los Angeles CA USD GO	5.500%	7/1/17 (3)	5,000	5,833
Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,638
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,421
Los Angeles CA USD GO	5.000%	7/1/18	8,360	9,495
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,464
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,437
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,313
Los Angeles CA USD GO	5.000%	7/1/20 (3)	5,000	5,411
Los Angeles CA USD GO	5.000%	7/1/20 (3)	10,000	10,822
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	17,214
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	17,976
Los Angeles CA USD GO	4.500%	7/1/23 (4)	30,825	31,605
Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	6,457
Los Angeles CA USD GO	5.000%	7/1/23 (4)	12,975	13,964
Los Angeles CA USD GO	5.000%	7/1/24 (4)	17,210	18,394
Los Angeles CA USD GO	5.000%	7/1/25 (2)	10,235	10,789
Los Angeles CA USD GO	5.250%	7/1/25	1,600	1,752
Los Angeles CA USD GO	4.500%	7/1/26 (2)	10,000	9,977
Los Angeles CA USD GO	5.000%	7/1/26	5,710	6,056
Los Angeles CA USD GO	4.500%	1/1/28 (14)	7,725	7,496
Los Angeles CA USD GO	5.000%	7/1/28 (2)	7,845	8,098
Los Angeles CA USD GO	5.250%	7/1/28	5,000	5,377
Los Angeles CA USD GO	5.000%	7/1/30 (2)	6,485	6,645

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26 (14)	26,785	28,155
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,492
Los Angeles County CA Capital Asset
Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,029
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	2,910
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/13 (12)	1,450	1,624
Los Angeles County CA Metro. Transp.
Auth. Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,956
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/14 (14)	24,180	26,307
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/15 (14)	8,540	9,274
Los Angeles County CA Public Works
Financing Auth. Rev.	5.250%	10/1/17 (4)	1,000	1,168
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/19 (14)	4,860	5,032
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/20 (14)	6,155	6,334
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/21 (14)	6,460	6,623
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/22 (14)	6,790	6,908
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (14)	2,175	2,204
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (14)	3,095	3,119
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,889
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,803
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	7,000	8,181
M-S-R California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (14)	1,500	1,555
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	2,075	2,531
Metro. Water Dist. of Southern California
Waterworks Rev.	5.000%	1/1/31	1,150	1,235
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (14)	3,165	3,324
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,150
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,646
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,764
Modesto CA Irrigation Dist. COP	5.000%	7/1/27	3,855	3,984
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,386
New Haven CA USD GO	12.000%	8/1/12 (4)(ETM)	600	741
New Haven CA USD GO	12.000%	8/1/12 (4)	2,840	3,511
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,315
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	999
Newport Beach CA Rev.
(Hoag Memorial Hosp.) PUT	5.000%	2/7/13	5,000	5,412
Northern California Gas Auth. No. 1 Rev.	0.645%	7/1/13	19,770	18,633
Northern California Gas Auth. No. 1 Rev.	0.795%	7/1/17	23,385	20,140
Northern California Power Agency Rev.	5.000%	7/1/16	1,745	1,956
Northern California Power Agency Rev.	5.000%	7/1/17	3,290	3,670
Northern California Power Agency Rev.	5.000%	8/1/17	1,500	1,668
Northern California Power Agency Rev.	5.000%	8/1/18	2,140	2,369

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Power Agency Rev.	5.000%	7/1/19	1,500	1,654
Northern California Power Agency Rev.	5.000%	8/1/19	1,195	1,311
Northern California Power Agency Rev.	5.000%	7/1/20	3,500	3,813
Northern California Power Agency Rev.	5.000%	8/1/20	1,000	1,089
Northern California Power Agency Rev.	5.000%	7/1/21	2,500	2,701
Northern California Power Agency Rev.	5.000%	7/1/22	3,395	3,626
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,889
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23 (12)	5,000	5,238
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24 (12)	3,695	3,866
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25 (12)	5,405	5,625
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26 (12)	4,190	4,340
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,200
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,618
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (14)	3,990	4,230
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (14)	3,790	3,998
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (14)	6,210	6,484
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	12,870	12,517
Oakland CA USD GO	5.000%	8/1/19 (4)	13,425	14,543
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,309
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,901
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (14)	1,415	1,467
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (14)	1,485	1,534
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (14)	1,570	1,616
Orange County CA Recovery COP	6.000%	6/1/10 (14)(ETM)	3,800	3,802
Palo Alto CA USD GO	0.000%	8/1/24	15,890	8,356
Palomar Pomerado Health System California COP	6.625%	11/1/29	5,000	5,417
Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (14)	2,670	2,675
Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (14)	7,080	7,092
Pasadena CA Electric Rev.	5.000%	6/1/17 (14)	2,320	2,400
Pasadena CA Electric Rev.	5.000%	6/1/18 (14)	2,535	2,612
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	11,065	14,514
Port of Oakland CA Rev.	5.000%	11/1/11 (14)	5,160	5,427
Port of Oakland CA Rev.	5.000%	11/1/12 (14)	2,650	2,866
Port of Oakland CA Rev.	5.000%	11/1/19 (14)	7,750	8,409
Port of Oakland CA Rev.	5.000%	11/1/19 (14)	8,000	8,680
Port of Oakland CA Rev.	5.000%	11/1/20 (14)	6,400	6,875
Port of Oakland CA Rev.	5.000%	11/1/26 (14)	9,700	10,034
Poway CA USD GO	0.000%	8/1/17	2,000	1,528
Poway CA USD GO	0.000%	8/1/18	4,565	3,281
Poway CA USD GO	0.000%	8/1/19	5,425	3,684
Poway CA USD GO	0.000%	8/1/20	3,280	1,959
Poway CA USD GO	0.000%	8/1/28	9,070	3,175
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,396
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,836
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,852
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,022
Rancho Cucamonga CA Redev. Agency
Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,353

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27	12,000	11,442
Riverside CA Electric Rev.	5.000%	10/1/24 (4)	1,000	1,067
Riverside CA Electric Rev.	5.000%	10/1/25 (4)	2,000	2,119
Riverside CA Electric Rev.	5.000%	10/1/26 (4)	2,500	2,629
Riverside CA Electric Rev.	5.000%	10/1/27 (4)	3,570	3,728
Riverside County CA IDA (Guy Evans Inc.
Project) VRDO	0.270%	6/7/10 LOC	5,555	5,555
3 Riverside County CA Transp. Commission
Sales Tax Rev. VRDO	0.270%	6/7/10	38,230	38,230
Rocklin CA USD	0.000%	8/1/23 (14)	7,030	3,425
Rocklin CA USD	0.000%	8/1/24 (14)	2,965	1,349
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	3,180	3,249
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	10,123
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/20	2,000	2,000
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17	1,250	1,398
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/18	725	811
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/19	900	1,004
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/20	1,250	1,417
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/21	1,000	1,133
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,895
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (14)	3,555	3,736
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,785
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (14)	12,860	13,467
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (14)	13,670	14,207
Sacramento CA Muni. Util. Dist.
Financing Auth. Rev.	5.000%	7/1/21 (14)	7,710	7,963
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (14)(ETM)	10,030	10,155
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (14)	2,185	2,383
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,049
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,610
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16 (4)	7,800	9,062
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17 (14)	4,000	4,270
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	10,957
Sacramento County CA Airport Rev.	5.000%	7/1/23 (4)	2,000	2,151
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	2,500	2,664
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	1,785	1,902
Sacramento County CA Public Fac.
Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (14)(ETM)	1,255	1,256
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,594
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,590
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21 (14)	1,850	2,003
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22 (14)	5,495	5,908
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23 (14)	7,030	7,515
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/36 (14)	2,000	2,046
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,382
San Bernardino CA Community College Dist.	5.000%	8/1/27 (4)	11,580	12,111
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (14)	5,585	5,991

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	5,250	5,415
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,000	5,346
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,511
San Bernardino County CA Trans. Auth.
Sales Tax Rev.	5.000%	5/1/12	5,000	5,329
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,025
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,722
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/19	5,000	5,698
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/24	3,000	3,262
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/25	2,000	2,198
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/27	6,000	6,411
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/28	1,825	1,943
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.000%	8/1/27	4,215	4,512
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.125%	8/1/28	5,000	5,357
1 San Diego CA Public Fac. Financing Auth.
Water Rev. TOB VRDO	0.290%	6/7/10	10,310	10,310
San Diego CA USD GO	0.000%	7/1/14 (14)	3,400	3,080
San Diego CA USD GO	5.500%	7/1/17 (14)	2,595	3,080
San Diego CA USD GO	0.000%	7/1/18 (14)	9,500	6,978
San Diego CA USD GO	5.500%	7/1/20 (14)	11,390	13,526
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	11,332
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,266
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,781
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,653
San Diego CA USD GO	0.000%	7/1/26	8,425	3,700
San Diego CA USD GO	5.500%	7/1/26 (4)	7,490	8,678
San Diego CA USD GO	0.000%	7/1/27	8,500	3,500
San Diego CA USD GO	0.000%	7/1/28	8,000	3,100
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (14)	6,215	7,193
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (14)	7,880	9,192
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (14)	6,725	7,748
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (14)	7,075	8,147
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,084
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,549
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,023
San Diego County CA COP VRDO	0.300%	6/7/10 LOC	15,920	15,920
San Diego County CA Regional Building Auth.	5.000%	2/1/23	4,285	4,677
San Diego County CA Regional Building Auth.	5.000%	2/1/25	4,820	5,174
San Diego County CA Regional Building Auth.	5.250%	2/1/26	1,140	1,234
San Diego County CA Regional Building Auth.	5.000%	2/1/27	2,420	2,558
San Diego County CA Regional Building Auth.	5.500%	2/1/28	5,780	6,277
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,898
San Francisco CA City & County COP
(San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,012
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,772
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (14)(Prere.)	2,430	2,620

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (14)(Prere.)	3,185	3,434
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,015	4,369
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/18	15,000	16,840
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/20 (14)	12,620	14,359
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/26	25,000	26,666
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/27 (14)	13,075	13,514
San Francisco CA City & County
Public Util. Comm. Rev.	5.000%	11/1/29	10,000	10,625
San Francisco CA City & County
Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,444
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (14)	4,865	5,262
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/26 (4)	15,500	5,911
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/27 (4)	15,500	5,495
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/11 (14)	7,140	6,909
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/15/14 (14)	5,500	4,372
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/1/20 (ETM)	2,500	1,813
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/1/23 (ETM)	16,000	9,838
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/1/25 (ETM)	17,750	9,803
San Joaquin Hills CA Transp. Corridor
Agency Toll Road Rev.	0.000%	1/1/26 (ETM)	14,350	7,517
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,372
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,137
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,503
San Jose CA Airport Rev.	5.000%	3/1/24 (2)	2,035	2,085
San Jose CA Airport Rev.	5.000%	3/1/25 (2)	3,385	3,453
San Jose CA Airport Rev.	5.000%	3/1/26 (2)	3,850	3,909
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (14)	9,570	10,000
San Jose CA Redev. Agency	5.250%	8/1/13 (14)	5,000	5,365
San Jose CA Redev. Agency	5.250%	8/1/14 (14)	5,000	5,406
San Jose CA Redev. Agency	5.000%	8/1/21	1,270	1,302
San Jose CA Redev. Agency	5.000%	8/1/23	1,140	1,152
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	19,860	19,882
San Jose CA Redev. Agency	5.000%	8/1/25 (14)	18,505	18,426
San Jose CA Redev. Agency	5.125%	8/1/25	570	574
San Jose CA Redev. Agency	5.250%	8/1/26	800	820
San Jose CA Redev. Agency	5.375%	8/1/29	1,355	1,385
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,054
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,160
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (14)	1,200	1,197
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (14)	1,180	1,133
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (14)	1,715	1,597
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (14)	1,500	1,347

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo County CA Community
College Dist. GO	5.375%	9/1/15 (14)	1,300	1,413
San Mateo County CA Community
College Dist. GO	0.000%	9/1/21 (14)	4,645	2,726
San Mateo County CA Community
College Dist. GO	0.000%	9/1/22 (14)	5,675	3,120
San Mateo County CA Community
College Dist. GO	0.000%	9/1/24 (14)	2,825	1,307
San Mateo County CA Community
College Dist. GO	0.000%	9/1/25 (14)	4,000	1,728
San Mateo County CA Community
College Dist. GO	5.000%	9/1/26	3,170	3,400
San Mateo County CA Joint Powers Auth.
Lease Rev.	4.625%	7/15/25	2,455	2,527
San Mateo County CA Joint Powers Auth.
Lease Rev.	5.250%	7/15/28	2,000	2,125
Santa Ana CA Community Redev. Agency
Tax Allocation (South Main Street)	5.000%	9/1/18 (14)	2,685	2,703
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (14)	1,600	1,615
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,083
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,551
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,153
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,906
Santa Clara CA Electric Rev.	5.250%	7/1/18 (14)	1,720	1,811
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	4,650
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,102
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/17	11,540	13,136
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/18	7,920	8,984
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	5/15/28	10,000	10,352
1 Santa Clara County CA Financing Auth. Lease Rev.
TOB VRDO	0.290%	6/7/10	6,915	6,915
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (14)	4,630	4,677
Santa Monica CA Community College Dist.	5.000%	8/1/20	1,000	1,157
Santa Monica CA Community College Dist.	0.000%	8/1/26	11,025	4,584
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28 (4)	11,095	3,790
Simi Valley CA USD	0.000%	8/1/26 (4)	3,030	1,157
Simi Valley CA USD	0.000%	8/1/27 (4)	2,900	1,022
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,657
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,240
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,388
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,557
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,748
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (14)	3,300	3,348
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (14)	3,490	3,726
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,656
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,302
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/31 (14)	7,255	6,743
Southern California Public Power Auth. Rev.
(Mead–Adelanto Project) VRDO	0.250%	6/1/10	5,695	5,695
Southern California Public Power Auth. Rev.
(Milford Wind Corridor)	5.000%	7/1/29	5,000	5,189
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/18	1,040	1,045
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/23	5,250	5,223

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/24	5,000	4,956
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/25	10,280	10,109
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/26	2,500	2,451
3 Southern California Public Power Auth. Rev.
(Palo Verde Project) VRDO	0.270%	6/7/10 LOC	23,000	23,000
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,890
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,427
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25	8,790	8,372
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,031
3 Turlock CA IRR Dist. Rev.	5.000%	1/1/21	3,805	4,188
3 Turlock CA IRR Dist. Rev.	5.000%	1/1/22	5,415	5,910
Univ. of California Regents	5.000%	5/15/19 (14)	5,075	5,513
Univ. of California Regents	5.000%	5/15/20 (14)	5,065	5,464
Univ. of California Regents	5.000%	5/15/25	19,385	20,565
Univ. of California Regents	5.000%	5/15/26	14,095	14,865
Univ. of California Rev.	3.000%	5/15/11	1,235	1,266
Univ. of California Rev.	3.000%	5/15/12	2,000	2,092
Univ. of California Rev.	5.000%	5/15/17 (4)	20,620	23,430
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	11,295
Univ. of California Rev.	5.000%	5/15/19 (4)	4,275	4,767
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	34,064
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	16,347
Univ. of California Rev.	5.750%	5/15/25	3,000	3,478
Univ. of California Rev.	5.000%	5/15/26 (14)	10,000	10,687
Univ. of California Rev. (Multiple Purpose Project)	5.000%	9/1/11 (4)(Prere.)	4,820	5,142
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,408
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,634
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (14)	3,100	3,367
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (14)	2,300	2,498
Ventura County CA Community College Dist. GO	0.000%	8/1/28	15,000	5,334
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,867
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,603
Vista CA USD GO	5.375%	8/1/15 (4)	150	163
Vista CA USD GO	5.375%	8/1/16 (4)	190	206
Vista CA USD GO	5.375%	8/1/17 (4)	160	173
Washington Township CA Health Care Dist. Rev.	6.000%	7/1/29	1,000	1,087
West Contra Costa CA USD	6.000%	8/1/26	5,000	5,509
				5,281,126
Puerto Rico (2.1%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (14)(ETM)	1,000	1,114
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,532
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	13,053
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,139
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (14)	8,235	9,035
Puerto Rico GO	6.500%	7/1/11 (14)	2,500	2,634
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (14)	2,250	2,388
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,408
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	1,585	1,697

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	17,916
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	13,742
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	7,854
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,468
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,519
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,064
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	20,784
				113,347
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,369
Total Tax-Exempt Municipal Bonds (Cost $5,270,429)				5,396,842
Other Assets and Liabilities (0.2%)
Other Assets				84,437
Liabilities				(73,205)
				11,232
Net Assets (100%)				5,408,074

At May 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				5,376,051
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(94,759)
Unrealized Appreciation (Depreciation)
Investment Securities				126,413
Futures Contracts				369
Net Assets				5,408,074

Investor Shares—Net Assets
Applicable to 136,192,011 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,501,182
Net Asset Value Per Share—Investor Shares				$11.02

Admiral Shares—Net Assets
Applicable to 354,445,790 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,906,892
Net Asset Value Per Share—Admiral Shares				$11.02

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $95,575,000, representing 1.8% of net assets.
2 Securities with a value of $2,921,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2010.
See accompanying Notes, which are an integral part of the Financial Statements.
A key to abbreviations and other references follows the Statement of Net Assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	103,995
Total Income	103,995
Expenses
The Vanguard Group—Note B
Investment Advisory Services	246
Management and Administrative—Investor Shares	1,161
Management and Administrative—Admiral Shares	1,624
Marketing and Distribution—Investor Shares	214
Marketing and Distribution—Admiral Shares	435
Custodian Fees	19
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	4
Total Expenses	3,719
Net Investment Income	100,276
Realized Net Gain (Loss)
Investment Securities Sold	4,628
Futures Contracts	(1,807)
Realized Net Gain (Loss)	2,821
Change in Unrealized Appreciation (Depreciation)
Investment Securities	77,439
Futures Contracts	578
Change in Unrealized Appreciation (Depreciation)	78,017
Net Increase (Decrease) in Net Assets Resulting from Operations	181,114

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,276	184,035
Realized Net Gain (Loss)	2,821	(43,677)
Change in Unrealized Appreciation (Depreciation)	78,017	316,607
Net Increase (Decrease) in Net Assets Resulting from Operations	181,114	456,965
Distributions
Net Investment Income
Investor Shares	(27,693)	(52,260)
Admiral Shares	(72,583)	(131,775)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(100,276)	(184,035)
Capital Share Transactions
Investor Shares	43,130	36,291
Admiral Shares	222,949	221,926
Net Increase (Decrease) from Capital Share Transactions	266,079	258,217
Total Increase (Decrease)	346,917	531,147
Net Assets
Beginning of Period	5,061,157	4,530,010
End of Period	5,408,074	5,061,157

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.86	$10.21	$10.92	$11.09	$10.95	$11.15
Investment Operations
Net Investment Income	.206	.412	.425	.435	.438	.434
Net Realized and Unrealized Gain (Loss)
on Investments	.160	.650	(.710)	(.170)	.140	(.200)
Total from Investment Operations	.366	1.062	(.285)	.265	.578	.234
Distributions
Dividends from Net Investment Income	(.206)	(.412)	(.425)	(.435)	(.438)	(.434)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.206)	(.412)	(.425)	(.435)	(.438)	(.434)
Net Asset Value, End of Period	$11.02	$10.86	$10.21	$10.92	$11.09	$10.95

Total Return[1]	3.40%	10.56%	-2.71%	2.46%	5.40%	2.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,501	$1,435	$1,320	$1,243	$1,068	$1,002
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.78%[2]	3.88%	3.96%	3.97%	4.00%	3.90%
Portfolio Turnover Rate	13%[2]	17%	25%	11%	7%	12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.86	$10.21	$10.92	$11.09	$10.95	$11.15
Investment Operations
Net Investment Income	.210	.421	.432	.443	.446	.442
Net Realized and Unrealized Gain (Loss)
on Investments	.160	.650	(.710)	(.170)	.140	(.200)
Total from Investment Operations	.370	1.071	(.278)	.273	.586	.242
Distributions
Dividends from Net Investment Income	(.210)	(.421)	(.432)	(.443)	(.446)	(.442)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.210)	(.421)	(.432)	(.443)	(.446)	(.442)
Net Asset Value, End of Period	$11.02	$10.86	$10.21	$10.92	$11.09	$10.95

Total Return	3.44%	10.65%	-2.64%	2.53%	5.48%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,907	$3,626	$3,210	$3,116	$2,388	$1,847
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.86%[1]	3.96%	4.03%	4.04%	4.07%	3.98%
Portfolio Turnover Rate	13%[1]	17%	25%	11%	7%	12%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

California Intermediate-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $992,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,396,842	—
Futures Contracts—Liabilities[1]	(78)	—	—
Total	(78)	5,396,842	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year United States Treasury Bond	September 2010	(267)	(33,099)	349
10-Year United States Treasury Note	September 2010	(51)	(6,133)	20

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Intermediate-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2009, the fund had available capital loss carryforwards totaling $94,147,000 to offset future net capital gains of $4,253,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, $3,936,000 through November 30, 2015, $38,505,000 through November 30, 2016, and $38,406,000 through November 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $3,642,000 through November 30, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2010, the cost of investment securities for tax purposes was $5,274,071,000. Net unrealized appreciation of investment securities for tax purposes was $122,771,000, consisting of unrealized gains of $165,006,000 on securities that had risen in value since their purchase and $42,235,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2010, the fund purchased $486,371,000 of investment securities and sold $326,643,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	May 31, 2010		November 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	276,894	25,379	589,941	55,526
Issued in Lieu of Cash Distributions	24,580	2,251	46,196	4,343
Redeemed	(258,344)	(23,669)	(599,846)	(56,887)
Net Increase (Decrease)—Investor Shares	43,130	3,961	36,291	2,982
Admiral Shares
Issued	600,881	55,063	1,170,338	110,060
Issued in Lieu of Cash Distributions	55,991	5,127	99,608	9,362
Redeemed	(433,923)	(39,751)	(1,048,020)	(99,670)
Net Increase (Decrease)—Admiral Shares	222,949	20,439	221,926	19,752

H. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2010

Share-Class Characteristics
	Investor		Admiral
	Shares		Shares
Ticker Symbol	VCITX		VCLAX
Expense Ratio[1]	0.20%		0.12%
30-Day SEC Yield	3.75%		3.83%

Financial Attributes
		Barclays
		Capital
		10 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	444	8,565	46,449
Average Quality	A+	AA/AA-	AA/AA-
Yield to Maturity
(before expenses)	3.9%	3.3%	3.4%
Average Coupon	4.5%	4.9%	5.0%
Average Duration	7.1 years	7.0 years	8.2 years
Average Effective
Maturity	9.5 years	9.9 years 13.5 years
Short-Term
Reserves	4.5%	—	—

Volatility Measures
	Barclays Capital
	10 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.79	0.94
Beta	1.04	1.14

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	6.7%
1 - 3 Years	11.8
3 - 5 Years	15.5
5 - 10 Years	38.4
10 - 20 Years	10.9
20 - 30 Years	13.1
Over 30 Years	3.6

Distribution by Credit Quality (% of portfolio)

AAA	15.2%
AA	33.6
A	43.3
BBB	6.7
Not Rated	1.2

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
				Barclays Capital
				10 Year Municipal
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	5.65%	5.46%	11.11%	7.65%
2001	5.12	2.63	7.75	8.22
2002	4.85	0.51	5.36	6.67
2003	4.73	2.22	6.95	6.88
2004	4.65	-1.33	3.32	4.03
2005	4.54	-0.32	4.22	3.01
2006	4.71	1.99	6.70	6.17
2007	4.52	-3.37	1.15	3.51
2008	4.13	-11.08	-6.95	-0.42
2009	4.96	7.75	12.71	12.67
2010	2.22	2.00	4.22	3.46
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	10.72%	3.49%	4.74%	0.19%	4.93%
Admiral Shares	11/12/2001	10.80	3.57	4.68[1]	-0.79[1]	3.89[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (98.5%)
ABAG Finance Auth. for Non-Profit Corp. California
(Acacia Creek at Union City Project) VRDO	0.280%	6/1/10	18,050	18,050
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,005
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,182
ABAG Finance Auth. for Non-Profit Corp. California
(Valley Christian Schools) VRDO	0.300%	6/7/10 LOC	14,000	14,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (14)	5,000	5,056
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (14)	2,000	2,022
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	30,375	7,996
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,596
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,603
Anaheim CA Public Finance Auth. Distribution
System Rev.	5.000%	10/1/21 (14)	3,390	3,626
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	4,000	4,189
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,000	10,311
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	2,395	2,480
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/34	7,000	7,215
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/39	18,285	18,761
Bay Area Toll Auth. CA Toll Bridge Rev.	5.625%	4/1/44	10,000	10,935
Cabrillo CA Community College Dist. Rev.	0.000%	5/1/26 (2)	9,000	3,538
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (14)	2,250	800
California County CA Tobacco Securitization Agency	0.000%	6/1/28	7,500	5,889
California County CA Tobacco Securitization Agency	0.000%	6/1/36	7,500	5,509
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/25	8,810	9,789
California Educ. Fac. Auth. Rev.
(California Institute of Technology)	5.000%	10/1/39	1,500	1,578
California Educ. Fac. Auth. Rev.
(California Institute of Technology)	5.000%	11/1/39	3,000	3,195
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,790
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	5.750%	6/1/25	2,000	1,992
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/34	3,155	901
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/35	3,155	828
1 California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/36	3,155	782
1 California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/37	3,155	738

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/39	2,805	584
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/40	1,580	309
California Educ. Fac. Auth. Rev.
(St. Mary’s College of California) VRDO	0.280%	6/7/10 LOC	6,095	6,095
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26	5,330	6,365
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	4.750%	10/1/37	1,650	1,663
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.250%	10/1/38	3,250	3,495
2 California Educ. Fac. Auth. Rev.
(Univ. of Southern California) TOB VRDO	0.280%	6/1/10	4,750	4,750
California Educ. Fac. Auth. Rev.
(Univ. of The Pacific)	5.000%	11/1/25	2,000	2,046
California GO	6.250%	9/1/12 (3)	9,000	9,466
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,126
California GO	5.250%	10/1/14 (3)(14)	1,955	1,976
California GO	5.000%	11/1/14	32,840	36,789
California GO	5.000%	3/1/19	1,250	1,371
California GO	6.000%	4/1/19	1,690	1,974
California GO	6.000%	8/1/19 (3)	210	212
California GO	5.000%	11/1/22	1,000	1,045
California GO	5.000%	3/1/25	7,000	7,245
California GO	5.000%	9/1/25	16,950	17,360
California GO	5.125%	2/1/26	15,325	15,661
California GO	5.000%	6/1/26 (14)	30,000	30,622
California GO	5.000%	9/1/28	11,650	11,768
California GO	5.000%	10/1/29	3,000	3,029
California GO	5.250%	10/1/29	4,700	4,840
California GO	5.750%	4/1/31	15,000	15,949
California GO	5.000%	6/1/32	35,000	34,268
California GO	6.000%	3/1/33	7,000	7,667
California GO	6.500%	4/1/33	30,000	33,895
California GO	5.000%	6/1/34	32,500	31,614
California GO	6.000%	11/1/35	10,000	10,932
California GO	5.250%	3/1/38	18,565	18,536
California GO	6.000%	4/1/38	36,840	40,103
California GO	5.250%	8/1/38	10,000	9,985
California GO	5.500%	3/1/40	7,000	7,175
2 California GO TOB VRDO	0.340%	6/1/10	6,555	6,555
California GO VRDO	0.310%	6/1/10 LOC	13,350	13,350
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	7,950	7,728
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	1,889
California Health Fac. Finance Auth. Rev.
(Casa Colina)	6.125%	4/1/32	10,000	10,020
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (14)	765	765
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/25	5,000	5,354
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/39	5,000	5,377
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	11,069
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,952

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Children’s Hosp. of Orange County)	6.500%	11/1/38	3,000	3,184
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.500%	10/1/33	2,000	2,277
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	5.500%	10/1/39	5,500	5,770
California Health Fac. Finance Auth. Rev.
(St. Joseph Health System)	5.750%	7/1/39	5,000	5,215
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.) PUT	3.450%	6/15/11	5,000	5,116
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	8/15/22	5,000	5,361
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	11/15/46	37,500	37,054
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,030	6,396
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,000	8,607
California Infrastructure & Econ. Dev. Bank Rev.
(Academy Motion Picture) VRDO	0.260%	6/7/10 LOC	12,600	12,600
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,892
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31 (14)	7,635	7,128
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	3,998
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,526
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	19,554
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,651
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,562
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.230%	6/1/10 LOC	2,500	2,500
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.240%	6/1/10 LOC	16,280	16,280
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	33,703
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,786
California PCR Financing Auth. COP	5.500%	2/1/39	11,000	10,137
California Public Works Board Lease Rev.	5.000%	11/1/17	5,000	5,364
California Public Works Board Lease Rev.	6.250%	11/1/24	5,000	5,580
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27 (14)	6,220	6,095
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,282
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,369
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	33,123
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (14)	13,835	14,475
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (14)	15,230	15,668

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Rev.
(Dept. of Forestry & Fire Services)	5.000%	11/1/32	13,850	12,946
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/25	6,000	6,519
California Public Works Board Lease Rev.
(Dept. of General Services)	6.250%	4/1/34	6,975	7,332
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	8,770
California Public Works Board Lease Rev.
(Univ. of California)	5.250%	11/1/27 (14)	9,045	9,457
California Public Works Board Lease Rev.
(Univ. of California)	5.000%	5/1/30	17,000	17,259
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,000	14,405
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	8,000	9,083
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/19	10,000	11,335
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/20	5,000	5,659
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	5,000	5,590
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	30,000	32,721
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.250%	6/1/10 LOC	100	100
California State Econ. Recovery Bonds	5.250%	7/1/13	7,750	8,647
California State Econ. Recovery Bonds	5.000%	7/1/17 (14)	25,000	25,964
California State Econ. Recovery Bonds	5.000%	7/1/18	1,500	1,702
California State Econ. Recovery Bonds	5.000%	7/1/19	9,290	10,467
California State Econ. Recovery Bonds	5.000%	7/1/20	7,855	8,753
California State Econ. Recovery Bonds	5.250%	7/1/21	16,985	19,036
California State Econ. Recovery Bonds	5.000%	7/1/22	5,000	5,308
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	32,000	33,616
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,579
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,295
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,336
California State Univ. Rev. Systemwide	5.750%	11/1/27	4,500	4,997
California State Univ. Rev. Systemwide	5.250%	11/1/34	5,000	5,247
California Statewide Communities Dev. Auth. Rev.	5.000%	6/15/13	9,000	9,789
California Statewide Communities Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35	14,500	14,019
California Statewide Communities Dev. Auth. Rev.
(Cottage Health Systems) VRDO	0.170%	6/7/10 LOC	2,700	2,700
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30	5,000	4,549
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35	5,250	4,625
California Statewide Communities Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39	5,000	4,202
California Statewide Communities Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	5,891
California Statewide Communities Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	16,602
California Statewide Communities Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/34	7,390	7,148

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32	18,250	18,493
California Statewide Communities Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	24,000	23,510
California Statewide Communities Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	6,680	6,579
California Statewide Communities Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23	8,500	8,874
California Statewide Communities Dev. Auth. Rev.
(Presbyterian Homes)	4.875%	11/15/36	7,230	6,107
California Statewide Communities Dev. Auth. Rev.
(Presbyterian Homes)	7.250%	11/15/41	3,000	3,263
California Statewide Communities Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34	10,885	10,949
Chabot-Las Positas CA Community College Dist.	5.000%	8/1/29 (2)	12,605	12,913
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,523
Clovis CA USD GO	0.000%	8/1/13 (14)	4,935	4,606
Clovis CA USD GO	0.000%	8/1/15 (14)	2,770	2,358
Clovis CA USD GO	0.000%	8/1/16 (14)	2,865	2,308
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/32 (14)	15,765	16,661
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/36	10,000	10,631
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/25	2,000	2,247
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/27	4,070	4,508
Eastern California Muni. Water. Dist. Water &
Sewer Rev.	6.750%	7/1/12 (14)	6,580	6,939
Escondido CA Union High School Dist.	0.000%	11/1/20 (14)	4,000	2,306
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	8,912
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	11,881
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,139
Fontana CA USD	5.250%	8/1/31 (4)	6,115	6,411
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (14)	3,000	2,322
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (14)	3,850	2,236
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (14)	3,590	1,946
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (14)	2,390	1,148
Foothill/Eastern Corridor Agency California
Toll Road Rev.	5.875%	1/15/26	10,000	10,164
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/1/29 (ETM)	7,460	3,364
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/33	10,000	2,085
Foothill/Eastern Corridor Agency California
Toll Road Rev.	0.000%	1/15/34	10,000	1,945
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,510
Fullerton Univ. California Rev.	5.700%	7/1/10 (14)(Prere.)	2,165	2,197
Galivan CA Joint Community College Dist.	5.500%	8/1/28 (2)	3,405	3,559
Glendora CA USD GO	0.000%	8/1/37 (12)	5,900	1,032
Glendora CA USD GO	0.000%	8/1/38 (12)	5,900	960
Glendora CA USD GO	0.000%	8/1/39 (12)	5,175	787
Golden State Tobacco Securitization Corp. California	5.500%	6/1/13 (10)(Prere.)	4,000	4,497
Golden State Tobacco Securitization Corp. California	6.250%	6/1/13 (Prere.)	35,105	39,100
Golden State Tobacco Securitization Corp. California	4.500%	6/1/27	13,455	12,119
Golden State Tobacco Securitization Corp. California	5.000%	6/1/30 (2)	20,000	19,005
Golden State Tobacco Securitization Corp. California	5.000%	6/1/33	8,525	6,753

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp. California	0.000%	6/1/37	20,000	12,809
Golden State Tobacco Securitization Corp. California	5.125%	6/1/47	8,000	5,250
Golden State Tobacco Securitization Corp. California	5.750%	6/1/47	4,000	2,919
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	1,735	1,955
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	2,370	2,670
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	1,550	1,746
3 Irvine CA Ranch Water Dist. Rev. VRDO	0.220%	6/7/10 LOC	5,000	5,000
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	8,000	7,684
Kern CA High School Dist. GO	6.400%	8/1/14 (14)(ETM)	1,490	1,802
Kern CA High School Dist. GO	6.400%	8/1/15 (14)(ETM)	1,645	2,036
Kern CA High School Dist. GO	6.400%	8/1/16 (14)(ETM)	1,815	2,271
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,126
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,955
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,730
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,203
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,082
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	6,071
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,438
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,798
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,728
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (14)	5,030	5,064
Long Beach CA Finance Auth. Natural Gas
Purchase Rev.	5.500%	11/15/37	5,500	5,370
Long Beach CA Finance Auth. Rev.	1.742%	11/15/27	21,130	16,297
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	7,545
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	3,845
Long Beach CA Harbor Rev.	5.000%	5/15/17 (14)	3,655	4,066
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	3,980	4,464
Los Angeles CA Community College Dist. GO	5.000%	8/1/32 (14)	7,340	7,544
Los Angeles CA Community College Dist. GO	5.000%	8/1/33	10,000	10,283
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	5,000	5,634
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/17 (14)	6,800	7,329
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/29	15,000	15,732
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/40	2,215	2,262
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	10,000	10,541
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	4,070	4,456
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29 (2)	10,000	10,580
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30 (2)	16,000	16,817
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32 (2)	5,000	5,206
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32	7,000	7,569
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (14)	2,000	2,020
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/38	1,890	1,997
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	8,875	9,136
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.240%	6/1/10	10,000	10,000
Los Angeles CA Harbor Dept. Rev.	5.250%	8/1/39	4,000	4,193
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	10,000	11,237
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,560
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,620
Los Angeles CA USD GO	5.500%	7/1/17 (3)	5,000	5,833

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA USD GO	5.000%	7/1/19	3,950	4,489
Los Angeles CA USD GO	5.000%	7/1/20 (3)	6,655	7,202
Los Angeles CA USD GO	5.000%	7/1/21	3,500	3,897
Los Angeles CA USD GO	5.000%	7/1/24 (2)	7,500	7,952
Los Angeles CA USD GO	5.000%	7/1/24 (2)	9,745	10,332
Los Angeles CA USD GO	5.250%	7/1/24	6,275	6,928
Los Angeles CA USD GO	5.250%	7/1/25	5,000	5,476
Los Angeles CA USD GO	5.250%	7/1/28	7,000	7,528
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,678
Los Angeles CA USD GO	5.000%	7/1/30 (2)	10,875	11,105
Los Angeles CA USD GO	5.000%	7/1/32 (4)	8,000	8,158
Los Angeles CA USD GO	5.000%	1/1/34	5,000	5,087
Los Angeles CA USD GO	5.250%	7/1/34	10,000	10,569
Los Angeles CA Wastewater System Rev.	4.750%	6/1/30 (4)	4,645	4,658
Los Angeles County CA Public Works
Financing Auth. Rev.	5.500%	10/1/18 (4)	2,315	2,627
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/23 (14)	4,000	4,054
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/24 (14)	4,000	4,031
Los Angeles County CA Public Works
Financing Auth. Rev.	5.000%	12/1/25 (14)	2,165	2,173
Los Angeles County CA Sanitation Dist.
Financing Auth Rev.	4.500%	10/1/42 (2)	15,000	13,152
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	856
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,177
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	7,000	8,181
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	7,000	7,730
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	6,585	6,924
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	29,155	35,569
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,740
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,514
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/31	6,000	6,444
Modesto CA High School Dist. GO	0.000%	8/1/15 (14)	5,000	4,196
Modesto CA High School Dist. GO	0.000%	8/1/17 (14)	3,000	2,198
Modesto CA High School Dist. GO	0.000%	8/1/18 (14)	3,225	2,190
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	3,000	3,181
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	4,795	4,767
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	3,060	3,205
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,104
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,052
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,098
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,150
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,151
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,208
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,010	3,494
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,170	3,679
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,335	3,871
Napa Valley CA USD Election GO	4.500%	8/1/42 (4)	10,290	9,706

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	3,842
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,405
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,649
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,764
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,913
North Orange County CA Community
College Dist. GO	5.375%	8/1/12 (14)(Prere.)	5,080	5,626
Northern California Gas Auth. No. 1 Rev.	0.644%	7/1/13	14,000	13,195
Northern California Gas Auth. No. 1 Rev.	0.795%	7/1/17	17,000	14,641
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/11	2,000	2,084
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/12	2,935	3,150
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,490
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,452
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (14)	11,140	11,140
Northern California Power Agency Rev.	5.000%	7/1/18	3,500	3,871
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	3,745	3,811
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,659
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,167
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,273
Oceanside CA USD GO	0.000%	8/1/25 (12)	6,865	2,921
Orange County CA Water Dist. Rev.	5.000%	8/15/41	6,855	7,093
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,434
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,583
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,737
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,866
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	910
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	915
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	909
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	4,530
Palomar Pomerado Health System California GO	4.500%	8/1/32 (14)	12,500	11,448
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (14)	3,865	3,873
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (14)	6,730	6,739
Peralta CA Community College Dist. Rev.	5.000%	8/1/39	5,000	5,122
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	8,176
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	667
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,299
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,775
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	408
Pomona CA USD GO	5.600%	8/1/14 (14)(ETM)	1,585	1,865

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pomona CA USD GO	5.600%	8/1/15 (14)(ETM)	2,000	2,396
Pomona CA USD GO	5.600%	8/1/16 (14)(ETM)	1,000	1,206
Pomona CA USD GO	7.500%	8/1/17 (14)(ETM)	2,540	3,385
Port of Oakland CA Rev.	5.000%	11/1/16 (14)	8,160	8,960
Port of Oakland CA Rev.	5.000%	11/1/17 (14)	5,000	5,498
Port of Oakland CA Rev.	5.000%	11/1/18 (14)	12,000	13,109
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	14,040
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47	15,900	14,286
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (14)	2,650	2,674
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (14)	2,905	2,908
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (14)	3,000	2,854
Rio Hondo CA Community College	5.000%	8/1/30	6,655	6,928
2 Riverside CA Electric Rev. TOB VRDO	0.300%	6/1/10 (4)	6,750	6,750
Riverside CA USD GO	5.250%	8/1/38 (12)	10,000	10,314
Riverside CA USD Special Tax
(Community Fac. Dist. 7–Victoria Grove)	5.000%	9/1/31 (2)	7,295	6,780
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (14)	5,000	4,516
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (14)	2,000	1,725
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (14)	2,000	1,630
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	8,330	8,830
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,247
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	18,789
Sacramento County CA Airport Rev.	5.250%	7/1/12 (4)(Prere.)	2,305	2,526
Sacramento County CA Public Fac. Finance Corp.
COP (Main Detention Fac.)	5.500%	6/1/10 (14)(ETM)	1,315	1,316
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/26 (14)	5,000	5,254
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30 (14)	5,650	5,836
Sacramento County CA Water Financing
Auth. Rev. Agency Zones	5.000%	6/1/21 (14)	2,000	2,108
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	17,915	19,156
San Diego CA Community College Dist. GO	5.250%	8/1/33	2,500	2,659
San Diego CA Public Fac. Financing
Auth. Sewer Rev.	5.250%	5/15/34	6,000	6,388
San Diego CA Public Fac. Financing
Auth. Sewer Rev.	5.250%	5/15/39	2,000	2,120
San Diego CA Public Fac. Financing
Auth. Water Rev.	5.750%	8/1/35	2,500	2,762
San Diego CA Public Fac. Financing
Auth. Water Rev.	5.500%	8/1/39	5,000	5,392
San Diego CA USD GO	0.000%	7/1/15 (14)	2,770	2,400
San Diego CA USD GO	5.500%	7/1/24 (14)	10,000	11,877
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	16,246
San Diego CA USD GO	5.500%	7/1/25 (14)	9,000	10,653
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26 (4)	7,275	7,770
San Diego County CA COP	5.250%	10/1/21	1,485	1,502
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,028
San Diego County CA COP	5.250%	10/1/28	2,745	2,754
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,365
San Diego County CA COP	5.375%	10/1/41	8,545	8,549

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit Rev.	5.000%	8/1/35	10,000	10,548
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,305	4,684
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,770	5,190
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	5,020	5,462
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/18	6,300	7,073
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/19	12,000	13,444
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/20	5,150	5,753
San Francisco CA City & County Public Util.
Comm. Rev.	5.000%	11/1/35	2,605	2,706
San Francisco CA City & County Public Util.
Comm. Rev.	4.750%	11/1/36 (4)	5,000	5,041
San Francisco CA City & County Redev. Financing
Auth. Tax Allocation (Mission Bay North)	6.500%	8/1/39	2,000	2,157
San Francisco CA City & County USD	5.250%	6/15/24	4,000	4,415
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (14)	15,000	5,217
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (14)	18,250	5,833
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (14)	7,000	1,487
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (14)	11,950	2,272
San Jose CA Airport Rev.	5.000%	3/1/33 (2)	13,000	12,877
San Jose CA Redev. Agency	6.000%	8/1/11 (14)(ETM)	2,915	3,104
San Jose CA Redev. Agency	6.000%	8/1/11 (14)	5,930	6,202
San Jose CA Redev. Agency	5.000%	8/1/26 (14)	5,000	4,989
San Jose CA Redev. Agency	5.500%	8/1/30	850	873
San Jose CA Redev. Agency	5.500%	8/1/35	2,750	2,771
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	2,072
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	2,341
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,611
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,264
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,475
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	3,010
San Juan CA USD GO	0.000%	8/1/23 (4)	4,540	2,244
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,726
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,059
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,792
San Mateo County CA Community College
Dist. GO	5.000%	9/1/31	5,000	5,154
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (14)	12,000	12,913
San Mateo County CA Joint Powers Auth.
Lease Rev.	5.000%	7/1/21 (14)	3,500	3,706
San Ramon Valley CA USD GO	0.000%	7/1/10 (14)	7,050	7,044
San Ramon Valley CA USD GO	0.000%	7/1/12 (14)	6,645	6,407
San Ramon Valley CA USD GO	0.000%	7/1/13 (14)	3,680	3,491
San Ramon Valley CA USD GO	0.000%	7/1/14 (14)	8,290	7,459
San Ramon Valley CA USD GO	0.000%	7/1/15 (14)	2,005	1,722
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (14)	5,345	6,058
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (14)	2,000	2,265

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Santa Clara CA Electric Rev.	5.000%	7/1/21 (14)	4,895	5,056
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	1,595	1,603
Santa Clara County CA Financing Auth. Lease Rev.	5.250%	5/15/36	5,000	5,252
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	5,995	6,582
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,580	6,115
Solano County CA COP	5.250%	11/1/12 (14)(Prere.)	3,785	4,176
Solano County CA COP	5.250%	11/1/12 (14)(Prere.)	3,770	4,159
South San Francisco CA Redev. Agency
Tax Allocation	5.000%	9/1/35 (14)	8,610	7,702
Southern California Public Power Auth. Rev.
(Mead–Adelanto Project) VRDO	0.250%	6/1/10	13,400	13,400
Southern California Public Power Auth. Rev.
(Milford Wind Corridor)	5.000%	7/1/30	5,000	5,157
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/17	1,865	1,890
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/33	5,400	4,934
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,427
Tobacco Securitization Auth. Rev.
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,000	1,593
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,790	9,324
3 Turlock CA IRR Dist. Rev.	5.000%	1/1/35	3,000	3,057
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,085	5,473
Union CA Elementary School Dist. GO	0.000%	9/1/15 (14)	3,860	3,293
Union CA Elementary School Dist. GO	0.000%	9/1/16 (14)	1,500	1,211
Union CA Elementary School Dist. GO	0.000%	9/1/17 (14)	2,295	1,747
Union CA Elementary School Dist. GO	0.000%	9/1/18 (14)	1,630	1,158
Union CA Elementary School Dist. GO	0.000%	9/1/19 (14)	1,750	1,163
Union CA Elementary School Dist. GO	0.000%	9/1/20 (14)	2,300	1,413
Union CA Elementary School Dist. GO	0.000%	9/1/21 (14)	2,000	1,159
Univ. of California Rev.	5.750%	5/15/25	7,000	8,115
Univ. of California Rev.	4.750%	5/15/33	12,425	12,432
Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	31,443
Univ. of California Rev.	5.000%	5/15/34	3,220	3,355
Univ. of California Rev.	5.000%	5/15/40	1,905	1,966
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,781
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	3,057
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,648	4,820
Ventura County CA Community College Dist. GO	5.500%	8/1/33	8,000	8,485
3 Walnut CA Energy Center Auth. Rev.	5.000%	1/1/35	2,000	2,038
3 Walnut CA Energy Center Auth. Rev.	5.000%	1/1/40	5,000	5,080
Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	1,996
Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,293
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,630
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	3,008
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,305
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/32	3,000	2,872
Washington Township CA Health Care Dist. Rev.	5.000%	7/1/37	3,500	3,302
Yuba City CA USD	0.000%	9/1/15 (14)	1,870	1,541
Yuba City CA USD	0.000%	9/1/17 (14)	2,060	1,464
Yuba City CA USD	0.000%	9/1/19 (14)	2,270	1,406
				2,932,551

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (0.9%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,019
Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,386
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,378
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,390
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	75	86
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	16,627
				27,886
Total Tax-Exempt Municipal Bonds (Cost $2,896,697)				2,960,437
Other Assets and Liabilities (0.6%)
Other Assets				46,986
Liabilities				(28,531)
				18,455
Net Assets (100%)				2,978,892

At May 31, 2010, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,014,038
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(99,088)
Unrealized Appreciation (Depreciation)
Investment Securities				63,740
Futures Contracts				202
Net Assets				2,978,892

Investor Shares—Net Assets
Applicable to 61,262,960 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				686,006
Net Asset Value Per Share—Investor Shares				$11.20

Admiral Shares—Net Assets
Applicable to 204,763,721 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,292,886
Net Asset Value Per Share—Admiral Shares				$11.20

• See Note A in Notes to Financial Statements.
1 Securities with a value of $1,867,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $18,055,000, representing 0.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2010.
See accompanying Notes, which are an integral part of the Financial Statements.
A key to abbreviations and other references follows the Statement of Net Assets.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	65,354
Total Income	65,354
Expenses
The Vanguard Group—Note B
Investment Advisory Services	137
Management and Administrative—Investor Shares	554
Management and Administrative—Admiral Shares	983
Marketing and Distribution—Investor Shares	94
Marketing and Distribution—Admiral Shares	219
Custodian Fees	11
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,008
Net Investment Income	63,346
Realized Net Gain (Loss)
Investment Securities Sold	(6,833)
Futures Contracts	(974)
Realized Net Gain (Loss)	(7,807)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	63,428
Futures Contracts	348
Change in Unrealized Appreciation (Depreciation)	63,776
Net Increase (Decrease) in Net Assets Resulting from Operations	119,315

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	63,346	128,250
Realized Net Gain (Loss)	(7,807)	(43,646)
Change in Unrealized Appreciation (Depreciation)	63,776	250,592
Net Increase (Decrease) in Net Assets Resulting from Operations	119,315	335,196
Distributions
Net Investment Income
Investor Shares	(14,901)	(31,296)
Admiral Shares	(48,445)	(96,954)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(63,346)	(128,250)
Capital Share Transactions
Investor Shares	(18,361)	(30,482)
Admiral Shares	67,623	(51,025)
Net Increase (Decrease) from Capital Share Transactions	49,262	(81,507)
Total Increase (Decrease)	105,231	125,439
Net Assets
Beginning of Period	2,873,661	2,748,222
End of Period	2,978,892	2,873,661

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.98	$10.19	$11.46	$11.86	$11.65	$11.74
Investment Operations
Net Investment Income	.239	.481	.499	.531	.528	.527
Net Realized and Unrealized Gain (Loss)
on Investments	.220	.790	(1.270)	(.400)	.232	(.037)
Total from Investment Operations	.459	1.271	(.771)	.131	.760	.490
Distributions
Dividends from Net Investment Income	(.239)	(.481)	(.499)	(.531)	(.528)	(.527)
Distributions from Realized Capital Gains	—	—	—	—	(.022)	(.053)
Total Distributions	(.239)	(.481)	(.499)	(.531)	(.550)	(.580)
Net Asset Value, End of Period	$11.20	$10.98	$10.19	$11.46	$11.86	$11.65

Total Return[1]	4.22%	12.71%	-6.95%	1.15%	6.70%	4.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$686	$691	$670	$732	$678	$645
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.33%[2]	4.51%	4.51%	4.58%	4.52%	4.47%
Portfolio Turnover Rate	17%[2]	18%	27%	23%	13%	10%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.98	$10.19	$11.46	$11.86	$11.65	$11.74
Investment Operations
Net Investment Income	.243	.490	.507	.540	.536	.535
Net Realized and Unrealized Gain (Loss)
on Investments	.220	.790	(1.270)	(.400)	.232	(.037)
Total from Investment Operations	.463	1.280	(.763)	.140	.768	.498
Distributions
Dividends from Net Investment Income	(.243)	(.490)	(.507)	(.540)	(.536)	(.535)
Distributions from Realized Capital Gains	—	—	—	—	(.022)	(.053)
Total Distributions	(.243)	(.490)	(.507)	(.540)	(.558)	(.588)
Net Asset Value, End of Period	$11.20	$10.98	$10.19	$11.46	$11.86	$11.65

Total Return	4.26%	12.80%	-6.88%	1.22%	6.78%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,293	$2,183	$2,078	$2,251	$1,972	$1,614
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.41%[1]	4.59%	4.58%	4.65%	4.59%	4.53%
Portfolio Turnover Rate	17%[1]	18%	27%	23%	13%	10%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

California Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $541,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,960,437	—
Futures Contracts—Liabilities[1]	(42)	—	—
Total	(42)	2,960,437	—

1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year United States Treasury Bond	September 2010	(145)	(17,785)	192
10-Year United States Treasury Note	September 2010	(28)	(3,357)	10

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2009, the fund had available capital loss carryforwards totaling $82,485,000 to offset future net capital gains of $971,000 through November 30, 2014, $18,323,000 through November 30, 2015, $22,521,000 through November 30, 2016, and $40,670,000 through November 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $8,942,000 through November 30, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2010, the cost of investment securities for tax purposes was $2,905,639,000. Net unrealized appreciation of investment securities for tax purposes was $54,798,000, consisting of unrealized gains of $108,056,000 on securities that had risen in value since their purchase and $53,258,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2010, the fund purchased $292,352,000 of investment securities and sold $232,717,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	May 31, 2010		November 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	79,689	7,202	213,322	20,082
Issued in Lieu of Cash Distributions	11,807	1,066	24,680	2,309
Redeemed	(109,857)	(9,924)	(268,484)	(25,247)
Net Increase (Decrease)—Investor Shares	(18,361)	(1,656)	(30,482)	(2,856)
Admiral Shares
Issued	245,616	22,149	444,783	41,585
Issued in Lieu of Cash Distributions	32,236	2,911	64,828	6,062
Redeemed	(210,229)	(18,999)	(560,636)	(52,828)
Net Increase (Decrease)—Admiral Shares	67,623	6,061	(51,025)	(5,181)

H. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2009	5/31/2010	Period
Based on Actual Fund Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,000.53	$0.85
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,034.02	$1.01
Admiral Shares	1,000.00	1,034.43	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,042.24	$1.02
Admiral Shares	1,000.00	1,042.65	0.61
Based on Hypothetical 5% Yearly Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others.

However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

©0 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.